United States Securities and Exchange Commission
Washington, D.C. 20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-8519
(Investment Company Act File Number)

Federated Hermes Core Trust
(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant’s Telephone Number)

Peter J. Germain, Esquire
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 2024-12-31

Date of Reporting Period: 2024-12-31

Item 1.	Reports to Stockholders

Mortgage Core Fund

Annual Shareholder Report - December 31, 2024

A Portfolio of Federated Hermes Core Trust

This annual shareholder report contains important information about the Mortgage Core Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mortgage Core Fund	$2	0.02%

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Bloomberg US Mortgage Backed Securities Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Bloomberg US Aggregate Bond Index, which represents the overall U.S. fixed-income market. The Fund seeks to provide total return.

Top Contributors to Performance

  Security selection proved beneficial to relative performance, attributable to a preference for mortgage-backed securities issued by Fannie Mae and Freddie Mac over Ginnie Mae securities, which lagged their conventional counterparts.

  Interest rate strategy was additive to relative performance as duration and yield curve positioning made small positive contributions.

  The Fund used derivatives as a tool to assist in managing Fund duration and yield curve exposure. The principal derivatives the Fund used for these purposes were Treasury futures contracts. For the reporting period, the use of futures contracts positively contributed to Fund performance relative to the Index.

Top Detractors from Performance

  There were no material detractors from relative Fund performance.

Annual Shareholder Report

Mortgage Core Fund

Fund Performance

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 12/31/2014 to 12/31/2024

Total Return Based on $10,000 Investment

	Mortgage Core Fund	Bloomberg US Aggregate Bond Index	Bloomberg US Mortgage Backed Securities Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$10,166	$10,055	$10,151
12/31/2016	$10,400	$10,321	$10,321
12/31/2017	$10,686	$10,687	$10,576
12/31/2018	$10,804	$10,688	$10,681
12/31/2019	$11,488	$11,620	$11,359
12/31/2020	$12,028	$12,492	$11,799
12/31/2021	$11,921	$12,299	$11,676
12/31/2022	$10,542	$10,699	$10,297
12/31/2023	$11,088	$11,291	$10,817
12/31/2024	$11,243	$11,432	$10,946

Average Annual Total Returns

Fund/Index	1 Year	5 Years	10 Years
Mortgage Core Fund	1.39%	(0.43%)	1.18%
Bloomberg US Aggregate Bond IndexFootnote Reference*	1.25%	(0.33%)	1.35%
Bloomberg US Mortgage Backed Securities Index	1.20%	(0.74%)	0.91%
Footnote	Description
Footnote*	The Fund has designated the Bloomberg US Aggregate Bond Index as the new broad-based securities market index in accordance with the SEC’s revised requirements for such an index.

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Key Fund Statistics

  Net Assets$6,062,578,955
  Number of Investments504
  Portfolio Turnover113%
  Portfolio Turnover (excluding purchases and sales from dollar-roll transactions)26%
  Total Advisory Fees Paid$0

Annual Shareholder Report

Mortgage Core Fund

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
Agency Risk Transfer Securities	0.2%
Non-Agency Mortgage-Backed Securities	1.1%
Asset-Backed Securities	2.0%
Cash Equivalents	6.8%
Collaterized Mortgage Obligations	8.6%
U.S Government Agency Mortgage-Backed Securities	92.8%

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31409N200

30129-A (02/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

High Yield Bond Core Fund

Annual Shareholder Report - December 31, 2024

A Portfolio of Federated Hermes Core Trust

This annual shareholder report contains important information about the High Yield Bond Core Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
High Yield Bond Core Fund	$4	0.04%

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Bloomberg US Corporate High Yield 2% Issuer Capped Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Bloomberg US Aggregate Bond Index, which represents the overall U.S. fixed-income market. The Fund seeks to provide high current income.

Top Contributors to Performance

  The Fund was positively impacted by security selection in the Insurance-P&C, Consumer Cyclical Services, Building Materials, Independent Energy, Healthcare and Chemical industry sectors.

  The Fund was positively impacted by its underweight allocation to the underperforming Wireless Telecommunications sector.

  Specific Fund holdings that positively impacted performance relative to the Index included: Clydesdale Acquisition, Allied Universal Holdco, SRS Distribution, Condor Merger Sub and Ardonagh Midco 2 Limited.

Top Detractors from Performance

  The Fund was negatively impacted by security selection in the Media & Entertainment, Packaging, Electric Utility, Pharmaceutical, Midstream and Finance Company industry sectors.

  The Fund was negatively impacted by its industry allocation, especially its underweight allocation to the strong performing Wireline Telecommunications and Retail industry sectors. It was also negatively impacted by its overweight allocation to the underperforming Automotive and Cable & Satellite industry sectors. Given the strong absolute performance during the period, the Fund’s cash position was also a drag on performance.

  Specific Fund holdings that negatively impacted performance relative to the Index included: iHeartCommunications, Ardagh Packaging, Enviva Inc., CSC Holdings LLC and CMG Media Corporation.

Annual Shareholder Report

High Yield Bond Core Fund

Fund Performance

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 12/31/2014 to 12/31/2024

Total Return Based on $10,000 Investment

	High Yield Bond Core Fund	Bloomberg US Aggregate Bond Index	Bloomberg US Corporate High Yield 2% Issuer Capped Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$9,819	$10,055	$9,557
12/31/2016	$11,381	$10,321	$11,194
12/31/2017	$12,240	$10,687	$12,033
12/31/2018	$11,976	$10,688	$11,783
12/31/2019	$13,794	$11,620	$13,470
12/31/2020	$14,634	$12,492	$14,419
12/31/2021	$15,427	$12,299	$15,178
12/31/2022	$13,582	$10,699	$13,481
12/31/2023	$15,542	$11,291	$15,293
12/31/2024	$16,625	$11,432	$16,546

Average Annual Total Returns

Fund/Index	1 Year	5 Years	10 Years
High Yield Bond Core Fund	6.97%	3.80%	5.21%
Bloomberg US Aggregate Bond IndexFootnote Reference*	1.25%	(0.33%)	1.35%
Bloomberg US Corporate High Yield 2% Issuer Capped Index	8.19%	4.20%	5.16%
Footnote	Description
Footnote*	The Fund has designated the Bloomberg US Aggregate Bond Index as the new broad-based securities market index in accordance with the SEC’s revised requirements for such an index.

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Key Fund Statistics

  Net Assets$926,200,990
  Number of Investments447
  Portfolio Turnover22%
  Total Advisory Fees Paid$0

Annual Shareholder Report

High Yield Bond Core Fund

Fund Holdings

Top Index Classifications (% of Net Assets)

Value	Value
Building Materials	3.9%
Consumer Cyclical Services	3.9%
Packaging	4.1%
Health Care	4.4%
Midstream	4.6%
Gaming	5.2%
Automotive	5.7%
Cable Satellite	6.7%
Insurance - P&C	8.3%
Technology	12.7%

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31409N101

30175-A (02/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Item 2.	Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer and Principal Financial Officer; the registrant’s Principal Financial Officer also serves as the Principal Accounting Officer.

(c) There was no amendment to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(d) There was no waiver granted, either actual or implicit, from a provision to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3.	Audit Committee Financial Expert

The registrant’s Board has determined that each of the following members of the Board’s Audit Committee is an “audit committee financial expert,” and is “independent,” for purposes of this Item 3: John G. Carson, Thomas M. O’Neill and John S. Walsh.

Item 4.	Principal Accountant Fees and Services

(a)       Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2024 – $162,637

Fiscal year ended 2023 - $156,382

(b)       Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2024 - $0

Fiscal year ended 2023 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $1,625 and $0 respectively. Fiscal year ended 2024- Travel expenses for attendance at Board meeting.

(c)        Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2024 - $0

Fiscal year ended 2023 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d)       All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2024 - $0

Fiscal year ended 2023 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $28,965 respectively. Fiscal year ended 2023- Service fees for analysis of potential Passive Foreign Investment Company holdings.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. The Audit Committee is required to pre-concur with independence conclusions made by the independent auditor regarding non-audit services to be provided by the independent auditor to the Funds, the Funds Board of Directors, or any entity that is controlled directly or indirectly by the Funds. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval(and pre-concurrence for non-audit services) by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate to management its responsibilities to pre-approve services performed by the independent auditor.

The Audit Committee has delegated pre-approval/pre-concurrence authority to its chairman (the “Chairman”) for services that do not exceed a specified dollar threshold. The Chairman or Chief Audit Executive will report any such pre-approval/pre-concurrence decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval/pre-concurrence authority when the Chairman is unavailable.

AUDIT SERVICES

The annual audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other audit services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain audit services; with limited exception, all other audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the RIC’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of audit-related services does not impair the independence of the auditor, and has pre-approved certain audit-related services; all other audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide tax services to the RIC such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved/pre-concurred certain tax services; with limited exception, all tax services involving large and complex transactions must be specifically pre-approved/pre-concurred by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of permissible services other than audit, review or attest services the pre-approval/pre-concurrence requirement is waived if:

(1)                             With respect to such services rendered to the Funds, the aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the audit client to its accountant during the fiscal year in which the services are provided; and,

(2)                             With respect to such services rendered to the Fund’s investment adviser ( the “Adviser”)and any entity controlling, controlled by to under common control with the Adviser such as affiliated non-U.S. and U.S. funds not under the Audit Committee’s purview and which do not fall within a category of service which has been determined by the Audit Committee not to have a direct impact on the operations or financial reporting of the RIC, the aggregate amount of all services provided constitutes no more than five percent of the total amount of revenues paid to the RIC’s auditor by the RIC, its Adviser and any entity controlling, controlled by, or under common control with the Adviser during the fiscal year in which the services are provided; and

(3)                             Such services were not recognized by the issuer or RIC at the time of the engagement to be non-audit services; and

(4)                             Such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the Board of Directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval/pre-concurrence to those permissible non-audit services which qualify for pre-approval and which it believes are routine and recurring services, and would not impair the independence of the auditor.

The Securities and Exchange Commission’s (the “SEC”) rules and relevant guidance should be consulted to determine the precise definitions of these services and applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval/concurrence by the Audit Committee will be submitted to the Audit Committee by the Fund’s Principal Accounting Officer and/or the Chief Audit Executive of Federated Hermes, Inc., only after those individuals have determined that the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2024 – 0%

Fiscal year ended 2023 - 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2024 – 0%

Fiscal year ended 2023 – 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2024 – 0%

Fiscal year ended 2023 – 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)            NA

(g)           Non-Audit Fees billed to the registrant, the registrant’s Adviser, and certain entities controlling, controlled by or under common control with the Adviser:

Fiscal year ended 2024 - $218,008

Fiscal year ended 2023 - $193,176

(h)       The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s Adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements filed under Item 7 of this form.

(b) Not Applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Companies

Annual Financial Statements
and Additional Information
December 31, 2024

High Yield Bond Core Fund

A Portfolio of Federated Hermes Core Trust

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
December 31, 2024
Principal Amount or Shares		Value
	CORPORATE BONDS—95.2%
	Aerospace/Defense—1.7%
$ 725,000	Goat Holdco, LLC, 144A, 6.750%, 2/1/2032	$ 718,718
2,525,000	TransDigm, Inc., 144A, 6.375%, 3/1/2029	2,533,766
4,250,000	TransDigm, Inc., 1st Priority Sr. Secd. Note, 144A, 6.625%, 3/1/2032	4,293,672
425,000	TransDigm, Inc., Sec. Fac. Bond, 144A, 6.000%, 1/15/2033	416,861
1,825,000	TransDigm, Inc., Sec. Fac. Bond, 144A, 6.750%, 8/15/2028	1,843,202
4,525,000	TransDigm, Inc., Sec. Fac. Bond, 144A, 6.875%, 12/15/2030	4,595,521
1,100,000	TransDigm, Inc., Sr. Sub., Series WI, 5.500%, 11/15/2027	1,081,800
	TOTAL	15,483,540
	Airlines—0.2%
1,487,500	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 144A, 5.500%, 4/20/2026	1,483,867
	Automotive—5.7%
3,800,000	Adient Global Holdings Ltd., Sr. Unsecd. Note, 144A, 4.875%, 8/15/2026	3,746,848
825,000	Adient Global Holdings Ltd., Sr. Unsecd. Note, 144A, 8.250%, 4/15/2031	844,028
450,000	Adient Global Holdings Ltd., Term Loan - 1st Lien, 144A, 7.000%, 4/15/2028	455,690
8,025,000	Clarios Global LP / Clarios US Finance Co., Sr. Unsecd. Note, 144A, 8.500%, 5/15/2027	8,052,253
1,325,000	Clarios Global LP, Sec. Fac. Bond, 144A, 6.750%, 5/15/2028	1,350,174
4,050,000	Dornoch Debt Merger Sub., Inc., Sr. Unsecd. Note, 144A, 6.625%, 10/15/2029	3,284,890
6,825,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.375%, 11/13/2025	6,720,976
3,700,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.000%, 11/13/2030	3,335,490
2,000,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.125%, 8/17/2027	1,934,730
3,725,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 5.113%, 5/3/2029	3,631,550
3,175,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 5.125%, 6/16/2025	3,173,907
3,525,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, Series GMTN, 4.389%, 1/8/2026	3,498,843
1,675,000	IHO Verwaltungs GmbH, 144A, 8.000%, 11/15/2032	1,688,425
3,950,000	IHO Verwaltungs GmbH, Sec. Fac. Bond, 144A, 6.375%, 5/15/2029	3,818,611
1,575,000	JB Poindexter & Co., Inc., Sr. Unsecd. Note, 144A, 8.750%, 12/15/2031	1,659,856
3,875,000	Real Hero Merger Sub 2, Inc., Sr. Unsecd. Note, 144A, 6.250%, 2/1/2029	3,335,083
400,000	ZF North America Capital, Inc., Sr. Unsecd. Note, 144A, 6.750%, 4/23/2030	385,092
1,500,000	ZF North America Capital, Inc., Sr. Unsecd. Note, 144A, 6.875%, 4/14/2028	1,496,994
600,000	ZF North America Capital, Inc., Sr. Unsecd. Note, 144A, 7.125%, 4/14/2030	589,613
	TOTAL	53,003,053
	Banking—0.2%
1,875,000	Ally Financial, Inc., Sr. Sub. Note, 5.750%, 11/20/2025	1,885,540
	Building Materials—3.9%
325,000	ABC Supply Co., Inc., 144A, 4.000%, 1/15/2028	311,678
3,100,000	ABC Supply Co., Inc., Sr. Unsecd. Note, 144A, 3.875%, 11/15/2029	2,814,799
475,000	Beacon Roofing Supply, Inc., Sr. Note, 144A, 6.500%, 8/1/2030	482,367
1,175,000	Camelot Return Merger SU, Sec. Fac. Bond, 144A, 8.750%, 8/1/2028	1,127,223
3,775,000	Cp Atlas Buyer, Inc., Sr. Unsecd. Note, 144A, 7.000%, 12/1/2028	3,324,262
4,750,000	Foundation Building Materials, Inc., Sr. Unsecd. Note, 144A, 6.000%, 3/1/2029	4,193,223
4,275,000	Gyp Holdings III Corp., Sr. Unsecd. Note, 144A, 4.625%, 5/1/2029	4,035,842
2,950,000	Interface, Inc., Sr. Unsecd. Note, 144A, 5.500%, 12/1/2028	2,900,540
600,000	Masterbrand, Inc., 144A, 7.000%, 7/15/2032	604,885
675,000	Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, Sec. Fac. Bond, 144A, 6.750%, 4/1/2032	678,585
2,250,000	MIWD Holdco II LLC/ MIWD Finance Corp., Sr. Unsecd. Note, 144A, 5.500%, 2/1/2030	2,130,917
2,050,000	Patrick Industries, Inc., Sec. Fac. Bond, 144A, 6.375%, 11/1/2032	1,985,944
2,475,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 4.375%, 7/15/2030	2,269,549
1,200,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 4.750%, 1/15/2028	1,149,415
3,425,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2027	3,354,542
925,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 6.500%, 8/15/2032	927,277
3,575,000	White Cap Buyer LLC, Sr. Unsecd. Note, 144A, 6.875%, 10/15/2028	3,553,598
	TOTAL	35,844,646
Annual Financial Statements and Additional Information
1

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Cable Satellite—6.7%
$ 2,300,000	CCO Holdings LLC/Cap Corp., Sr. Sub. Secd. Note, 144A, 5.500%, 5/1/2026	$ 2,295,371
5,275,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2031	4,603,732
1,675,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.250%, 1/15/2034	1,360,845
1,500,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.500%, 8/15/2030	1,348,179
1,825,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.500%, 6/1/2033	1,537,595
1,650,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	1,591,819
600,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.125%, 5/1/2027	590,079
2,625,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.375%, 6/1/2029	2,512,863
3,000,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 4.500%, 5/1/2032	2,583,953
1,550,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 3.375%, 2/15/2031	1,094,451
3,800,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.125%, 12/1/2030	2,743,861
3,800,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.500%, 11/15/2031	2,740,811
1,375,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.625%, 12/1/2030	719,988
1,950,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 5.000%, 11/15/2031	1,017,679
1,000,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2030	570,017
450,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 6.500%, 2/1/2029	379,487
650,000	DISH DBS Corp., Sr. Unsecd. Note, 7.375%, 7/1/2028	465,978
3,700,000	DISH DBS Corp., Sr. Unsecd. Note, Series WI, 5.125%, 6/1/2029	2,385,166
2,900,000	Doyla Holdco 18 Designated Activity Co., Sr. Unsecd. Note, 144A, 5.000%, 7/15/2028	2,749,355
4,175,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 3.875%, 9/1/2031	3,498,771
2,725,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 4.125%, 7/1/2030	2,381,480
600,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 5.000%, 8/1/2027	584,050
1,675,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 5.500%, 7/1/2029	1,607,906
4,425,000	Sunrise FinCo I B.V., Sr. Note, 144A, 4.875%, 7/15/2031	4,019,095
5,600,000	Telenet Finance Luxembourg, Sec. Fac. Bond, 144A, 5.500%, 3/1/2028	5,452,790
725,000	Virgin Media Finance PLC, Sr. Unsecd. Note, 144A, 5.000%, 7/15/2030	614,553
950,000	Virgin Media Secured Finance PLC, Sec. Fac. Bond, 144A, 4.500%, 8/15/2030	821,592
925,000	Virgin Media Secured Finance PLC, Sec. Fac. Bond, 144A, 5.500%, 5/15/2029	868,645
1,000,000	Vmed O2 UK Financing I PLC, Sec. Fac. Bond, 144A, 4.250%, 1/31/2031	854,756
2,425,000	Vmed O2 UK Financing I PLC, Sr. Note, 144A, 4.750%, 7/15/2031	2,088,090
1,200,000	Ziggo B.V., Sec. Fac. Bond, 144A, 4.875%, 1/15/2030	1,104,767
1,575,000	Ziggo Bond Co. B.V., Sr. Unsecd. Note, 144A, 5.125%, 2/28/2030	1,421,236
3,750,000	Ziggo Finance B.V., Sr. Unsecd. Note, 144A, 6.000%, 1/15/2027	3,722,842
	TOTAL	62,331,802
	Chemicals—2.8%
3,575,000	Axalta Coating Systems LLC, Sr. Unsecd. Note, 144A, 3.375%, 2/15/2029	3,248,554
675,000	Cheever Escrow Issuer, Sec. Fac. Bond, 144A, 7.125%, 10/1/2027	687,639
2,275,000	Element Solutions, Inc., Sr. Unsecd. Note, 144A, 3.875%, 9/1/2028	2,159,787
2,775,000	H.B. Fuller Co., Sr. Unsecd. Note, 4.250%, 10/15/2028	2,622,099
3,800,000	Herens Holdco S.a.r.l., Sec. Fac. Bond, 144A, 4.750%, 5/15/2028	3,510,642
2,225,000	Illuminate Buyer LLC/Illuminate Holdings IV, Inc., Sr. Unsecd. Note, 144A, 9.000%, 7/1/2028	2,255,029
650,000	Olympus Water US Holding Corp., Sec. Fac. Bond, 144A, 7.250%, 6/15/2031	663,055
1,675,000	Olympus Water US Holding Corp., Sec. Fac. Bond, 144A, 9.750%, 11/15/2028	1,779,296
5,675,000	Olympus Water US Holding Corp., Sr. Unsecd. Note, 144A, 6.250%, 10/1/2029	5,427,192
1,350,000	SNF Group SACA, Sr. Unsecd. Note, 144A, 3.375%, 3/15/2030	1,184,345
750,000	WR Grace Holdings LLC, Sec. Fac. Bond, 144A, 7.375%, 3/1/2031	769,397
2,100,000	WR Grace Holdings LLC, Sr. Unsecd. Note, 144A, 5.625%, 8/15/2029	1,933,749
	TOTAL	26,240,784
	Construction Machinery—0.7%
2,025,000	H&E Equipment Services, Inc., Sr. Unsecd. Note, 144A, 3.875%, 12/15/2028	1,852,960
625,000	United Rentals North America, Inc., Sr. Unsecd. Note, 3.750%, 1/15/2032	547,931
1,225,000	United Rentals North America, Inc., Sr. Unsecd. Note, 3.875%, 2/15/2031	1,095,329
1,100,000	United Rentals North America, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2028	1,071,425
1,100,000	United Rentals North America, Inc., Sr. Unsecd. Note, 144A, 6.125%, 3/15/2034	1,092,772
825,000	United Rentals North America, Inc., Term Loan - 1st Lien, 144A, 6.000%, 12/15/2029	832,931
	TOTAL	6,493,348
Annual Financial Statements and Additional Information
2

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Cyclical Services—3.9%
$ 1,200,000	Allied Universal Holdco LLC, Sec. Fac. Bond, 144A, 7.875%, 2/15/2031	$ 1,227,996
6,800,000	Allied Universal Holdco LLC, Sr. Unsecd. Note, 144A, 6.000%, 6/1/2029	6,203,176
2,800,000	Allied Universal Holdco LLC, Sr. Unsecd. Note, 144A, 9.750%, 7/15/2027	2,822,277
2,575,000	Cars.com, Inc., Sr. Unsecd. Note, 144A, 6.375%, 11/1/2028	2,562,810
3,225,000	Dun & Bradstreet Corp., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2029	3,074,325
1,125,000	Garda World Security Corp., Sec. Fac. Bond, 144A, 7.750%, 2/15/2028	1,161,874
6,875,000	Garda World Security Corp., Sr. Unsecd. Note, 144A, 6.000%, 6/1/2029	6,525,230
1,025,000	Garda World Security Corp., Sr. Unsecd. Note, 144A, 8.375%, 11/15/2032	1,044,567
2,125,000	Go Daddy Operating Co. LLC / GD Finance Co., Inc., Sr. Unsecd. Note, 144A, 5.250%, 12/1/2027	2,089,202
1,575,000	Match Group Holdings II LLC, Sr. Unsecd. Note, 144A, 3.625%, 10/1/2031	1,349,658
1,775,000	Match Group Holdings II LLC, Sr. Unsecd. Note, 144A, 4.125%, 8/1/2030	1,579,469
1,700,000	Match Group Holdings II LLC, Sr. Unsecd. Note, 144A, 5.000%, 12/15/2027	1,645,607
2,425,000	Raven Acquisition Holdings LLC, Sr. Secd. Note, 144A, 6.875%, 11/15/2031	2,406,736
1,425,000	The Brink’s Co., Sr. Unsecd. Note, 144A, 6.500%, 6/15/2029	1,445,327
1,425,000	The Brink’s Co., Sr. Unsecd. Note, 144A, 6.750%, 6/15/2032	1,437,118
	TOTAL	36,575,372
	Consumer Products—1.7%
6,500,000	BCPE Empire Holdings, Inc., Sr. Unsecd. Note, 144A, 7.625%, 5/1/2027	6,484,423
950,000	Champ Acquisition Corp., Sr. Secd. Note, 144A, 8.375%, 12/1/2031	971,450
1,450,000	Edgewell Personal Care Co., Sr. Unsecd. Note, 144A, 4.125%, 4/1/2029	1,338,507
300,000	Edgewell Personal Care Co., Sr. Unsecd. Note, 144A, 5.500%, 6/1/2028	293,898
5,275,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 4.375%, 3/31/2029	4,904,473
1,075,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 4.750%, 6/15/2028	1,025,351
650,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 6.500%, 12/31/2027	652,902
	TOTAL	15,671,004
	Diversified Manufacturing—1.4%
5,750,000	Emrld Borrower LP / Emerald Co-Issuer, Inc., Sec. Fac. Bond, 144A, 6.625%, 12/15/2030	5,764,855
225,000	Emrld Borrower LP, Sec. Fac. Bond, 144A, 6.750%, 7/15/2031	226,920
1,625,000	Gates Corp., Sr. Unsecd. Note, 144A, 6.875%, 7/1/2029	1,655,010
875,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 6.375%, 3/15/2029	887,788
1,025,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 6.625%, 3/15/2032	1,043,065
2,900,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 7.250%, 6/15/2028	2,951,067
	TOTAL	12,528,705
	Finance Companies—2.8%
4,825,000	Boost Newco Borrower LLC, 144A, 7.500%, 1/15/2031	5,062,171
225,000	Macquarie Airfinance Holdings Ltd., Sr. Unsecd. Note, 144A, 6.400%, 3/26/2029	231,681
225,000	Macquarie Airfinance Holdings Ltd., Sr. Unsecd. Note, 144A, 6.500%, 3/26/2031	233,166
1,425,000	Macquarie Airfinance Holdings Ltd., Sr. Unsecd. Note, 144A, 8.125%, 3/30/2029	1,511,794
900,000	Navient Corp., Sr. Unsecd. Note, 4.875%, 3/15/2028	859,410
575,000	Navient Corp., Sr. Unsecd. Note, 5.000%, 3/15/2027	564,008
2,700,000	Navient Corp., Sr. Unsecd. Note, 5.500%, 3/15/2029	2,551,674
575,000	Navient Corp., Sr. Unsecd. Note, 6.750%, 6/25/2025	575,977
600,000	Rocket Mortgage Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 3.625%, 3/1/2029	543,790
5,250,000	Rocket Mortgage Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 3.875%, 3/1/2031	4,577,590
2,275,000	Rocket Mortgage Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 4.000%, 10/15/2033	1,896,871
2,650,000	United Wholesale Mortgage, LLC, Sr. Unsecd. Note, 144A, 5.500%, 11/15/2025	2,638,855
2,475,000	United Wholesale Mortgage, LLC, Sr. Unsecd. Note, 144A, 5.500%, 4/15/2029	2,386,429
900,000	United Wholesale Mortgage, LLC, Sr. Unsecd. Note, 144A, 5.750%, 6/15/2027	889,667
1,525,000	UWM Holdings LLC, Sr. Unsecd. Note, 144A, 6.625%, 2/1/2030	1,517,035
	TOTAL	26,040,118
	Food & Beverage—1.8%
2,650,000	Bellring Brands, Inc., Sr. Unsecd. Note, 144A, 7.000%, 3/15/2030	2,718,590
2,500,000	Performance Food Group, Inc., Sr. Unsecd. Note, 144A, 4.250%, 8/1/2029	2,322,382
1,925,000	Performance Food Group, Inc., Sr. Unsecd. Note, 144A, 5.500%, 10/15/2027	1,910,721
175,000	Performance Food Group, Inc., Sr. Unsecd. Note, 144A, 6.125%, 9/15/2032	175,211
1,800,000	Post Holdings, Inc., 144A, 6.375%, 3/1/2033	1,766,453
Annual Financial Statements and Additional Information
3

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Food & Beverage—continued
$ 1,125,000	Post Holdings, Inc., Sec. Fac. Bond, 144A, 6.250%, 2/15/2032	$ 1,117,954
1,475,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.500%, 12/15/2029	1,428,853
575,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 6.250%, 10/15/2034	561,568
1,425,000	US Foods, Inc., Sr. Unsecd. Note, 144A, 4.625%, 6/1/2030	1,341,421
1,900,000	US Foods, Inc., Sr. Unsecd. Note, 144A, 4.750%, 2/15/2029	1,821,500
350,000	US Foods, Inc., Sr. Unsecd. Note, 144A, 5.750%, 4/15/2033	341,003
1,100,000	US Foods, Inc., Sr. Unsecd. Note, 144A, 6.875%, 9/15/2028	1,126,923
	TOTAL	16,632,579
	Gaming—5.2%
1,950,000	Affinity Gaming LLC, 144A, 6.875%, 12/15/2027	1,465,592
1,025,000	Boyd Gaming Corp., Sr. Unsecd. Note, 4.750%, 12/1/2027	992,885
1,900,000	Boyd Gaming Corp., Sr. Unsecd. Note, 144A, 4.750%, 6/15/2031	1,759,093
825,000	Caesars Entertainment Corp., 144A, 6.000%, 10/15/2032	796,214
2,475,000	Caesars Entertainment Corp., Sec. Fac. Bond, 144A, 7.000%, 2/15/2030	2,522,717
2,675,000	Caesars Entertainment Corp., Sr. Secd. Note, 144A, 6.500%, 2/15/2032	2,689,254
1,050,000	Caesars Entertainment Corp., Sr. Unsecd. Note, 144A, 4.625%, 10/15/2029	983,916
775,000	Churchill Downs, Inc., Sr. Unsecd. Note, 144A, 5.500%, 4/1/2027	767,302
3,175,000	Churchill Downs, Inc., Sr. Unsecd. Note, 144A, 6.750%, 5/1/2031	3,213,310
263,000	Colt Merger Sub, Inc., Sr. Unsecd. Note, 144A, 8.125%, 7/1/2027	265,845
3,425,000	Light & Wonder International, Inc., Sr. Unsecd. Note, 144A, 7.250%, 11/15/2029	3,499,346
250,000	Light & Wonder International, Inc., Sr. Unsecd. Note, 144A, 7.500%, 9/1/2031	257,678
1,350,000	MGM Resorts International, Sr. Unsecd. Note, 6.125%, 9/15/2029	1,349,344
2,775,000	MGM Resorts International, Sr. Unsecd. Note, 6.500%, 4/15/2032	2,767,877
2,300,000	Midwest Gaming Borrower LLC, Sr. Note, 144A, 4.875%, 5/1/2029	2,169,937
4,400,000	Mohegan Tribal Gaming Authority, 144A, 8.000%, 2/1/2026	4,382,265
2,750,000	Ontario Gaming GTA LP, Sec. Fac. Bond, 144A, 8.000%, 8/1/2030	2,840,695
1,775,000	Penn Entertainment, Inc., Sr. Unsecd. Note, 144A, 4.125%, 7/1/2029	1,593,454
3,800,000	Scientific Games Holdings Corp., Sr. Unsecd. Note, 144A, 6.625%, 3/1/2030	3,639,615
975,000	Station Casinos, Inc., 144A, 6.625%, 3/15/2032	969,838
3,425,000	Station Casinos, Inc., Sr. Unsecd. Note, 144A, 4.500%, 2/15/2028	3,252,357
650,000	VICI Properties LP/ VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 4.500%, 9/1/2026	644,656
1,525,000	VICI Properties LP/ VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 4.625%, 6/15/2025	1,521,208
2,025,000	Wynn Resorts Finance LLC / Wynn Resorts Capital Corp., 144A, 7.125%, 2/15/2031	2,110,283
1,425,000	Wynn Resorts Finance LLC / Wynn Resorts Capital Corp., Sr. Unsecd. Note, 144A, 6.250%, 3/15/2033	1,404,517
	TOTAL	47,859,198
	Health Care—4.4%
2,400,000	Ardent Health Services, Sr. Unsecd. Note, 144A, 5.750%, 7/15/2029	2,333,480
2,150,000	Avantor Funding, Inc., Sr. Unsecd. Note, 144A, 3.875%, 11/1/2029	1,967,462
1,500,000	Avantor Funding, Inc., Sr. Unsecd. Note, 144A, 4.625%, 7/15/2028	1,433,016
1,225,000	CHS/Community Health Systems, Inc., 144A, 6.125%, 4/1/2030	841,740
2,375,000	CHS/Community Health Systems, Inc., 144A, 6.875%, 4/15/2029	1,796,650
3,175,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 5.625%, 3/15/2027	3,050,643
650,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 6.000%, 1/15/2029	582,719
925,000	Concentra Escrow Issuer Corp., Sr. Unsecd. Note, 144A, 6.875%, 7/15/2032	945,544
900,000	Embecta Corp., Sec. Fac. Bond, 144A, 5.000%, 2/15/2030	829,816
625,000	Embecta Corp., Sr. Note, 144A, 6.750%, 2/15/2030	595,624
1,125,000	Iqvia, Inc., Sr. Unsecd. Note, 144A, 5.000%, 10/15/2026	1,110,820
1,700,000	Iqvia, Inc., Sr. Unsecd. Note, 144A, 6.500%, 5/15/2030	1,731,537
900,000	LifePoint Health, Inc., Sr. Unsecd. Note, 144A, 5.375%, 1/15/2029	790,046
1,000,000	Medline Borrower LP, Sec. Fac. Bond, 144A, 3.875%, 4/1/2029	926,907
8,650,000	Medline Borrower LP, Sr. Unsecd. Note, 144A, 5.250%, 10/1/2029	8,356,021
1,600,000	Medline Borrower LP/Medline Co-Issuer, Inc., 144A, 6.250%, 4/1/2029	1,618,870
400,000	Neogen Food Safety Corp., Sr. Unsecd. Note, 144A, 8.625%, 7/20/2030	431,012
1,725,000	Select Medical Corp., 144A, 6.250%, 12/1/2032	1,662,652
1,125,000	Tenet Healthcare Corp., 4.250%, 6/1/2029	1,057,178
1,550,000	Tenet Healthcare Corp., 5.125%, 11/1/2027	1,519,377
Annual Financial Statements and Additional Information
4

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Health Care—continued
$ 2,500,000		Tenet Healthcare Corp., 144A, 6.250%, 2/1/2027	$ 2,499,992
1,800,000		Tenet Healthcare Corp., Sec. Fac. Bond, 144A, 6.750%, 5/15/2031	1,819,838
3,250,000		Tenet Healthcare Corp., Sr. Unsecd. Note, 6.125%, 10/1/2028	3,246,880
		TOTAL	41,147,824
		Health Insurance—0.3%
1,950,000		Centene Corp., Sr. Unsecd. Note, Series WI, 4.625%, 12/15/2029	1,845,763
700,000		Molina Healthcare, Inc., Sr. Secd. Note, 144A, 6.250%, 1/15/2033	692,476
		TOTAL	2,538,239
		Independent Energy—3.1%
1,850,000		Aethon United LP BR/Aethon United Finance, 144A, 7.500%, 10/1/2029	1,893,749
1,000,000		Antero Resources Corp., Sr. Unsecd. Note, 144A, 5.375%, 3/1/2030	966,945
300,000		Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 5.875%, 6/30/2029	292,457
425,000		Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 6.625%, 10/15/2032	422,858
1,900,000		Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 8.250%, 12/31/2028	1,941,087
650,000		Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 9.000%, 11/1/2027	789,029
625,000		Civitas Resources, Inc., Sr. Unsecd. Note, 144A, 8.625%, 11/1/2030	655,097
350,000		Civitas Resources, Inc., Sr. Unsecd. Note, 144A, 8.750%, 7/1/2031	365,324
2,175,000		Civitas Resources, Inc., Unsecd. Note, 144A, 8.375%, 7/1/2028	2,261,605
3,050,000		Comstock Resources, Inc., Sr. Unsecd. Note, 144A, 6.750%, 3/1/2029	2,976,289
600,000		Comstock Resources, Inc., Sr. Unsecd. Note, 144A, 6.750%, 3/1/2029	583,869
3,175,000	[1,2]	Expand Energy Corp., Sr. Unsecd. Note, 7.000%, 10/1/2099	13,494
375,000		Matador Resources Co., Sr. Unsecd. Note, 144A, 6.250%, 4/15/2033	364,358
2,075,000		Matador Resources Co., Sr. Unsecd. Note, 144A, 6.500%, 4/15/2032	2,055,033
1,371,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 5.875%, 9/1/2025	1,376,146
500,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 7.150%, 5/15/2028	524,792
1,275,000		Permian Resources Operating LLC, Sr. Sub. Secd. Note, 144A, 6.250%, 2/1/2033	1,259,585
800,000		Permian Resources Operating LLC, Sr. Unsecd. Note, 144A, 7.000%, 1/15/2032	812,872
575,000		Range Resources Corp., Sr. Unsecd. Note, 4.875%, 5/15/2025	573,845
2,300,000		Range Resources Corp., Sr. Unsecd. Note, 8.250%, 1/15/2029	2,369,759
2,000,000		Rockcliff Energy II LLC, Sr. Unsecd. Note, 144A, 5.500%, 10/15/2029	1,869,445
1,200,000		Sitio Royalties Operating Partnership LP / Sitio Finance Corp., Sr. Unsecd. Note, 144A, 7.875%, 11/1/2028	1,239,943
1,800,000		SM Energy Co., Sr. Unsecd. Note, 144A, 6.750%, 8/1/2029	1,783,525
975,000		SM Energy Co., Sr. Unsecd. Note, 144A, 7.000%, 8/1/2032	962,225
		TOTAL	28,353,331
		Industrial - Other—1.4%
2,325,000		Hillenbrand, Inc., Sr. Unsecd. Note, 6.250%, 2/15/2029	2,326,396
6,875,000		Madison Iaq LLC, Sr. Unsecd. Note, 144A, 5.875%, 6/30/2029	6,499,175
4,025,000		SPX Flow, Inc., Sr. Unsecd. Note, 144A, 8.750%, 4/1/2030	4,129,086
		TOTAL	12,954,657
		Insurance - P&C—8.3%
3,025,000		Acrisure LLC, Sec. Fac. Bond, 144A, 7.500%, 11/6/2030	3,118,064
875,000		Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 144A, 5.875%, 11/1/2029	844,897
2,175,000		Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 144A, 7.375%, 10/1/2032	2,197,733
2,950,000		Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, Sec. Fac. Bond, 144A, 7.000%, 1/15/2031	2,964,753
300,000		Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, Sr. Unsecd. Note, 144A, 6.500%, 10/1/2031	297,412
225,000		Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, Sr. Unsecd. Note, 144A, 6.750%, 10/15/2027	223,367
1,450,000		AmWINS Group, Inc., Sec. Fac. Bond, 144A, 6.375%, 2/15/2029	1,459,798
4,125,000		AmWINS Group, Inc., Sr. Unsecd. Note, 144A, 4.875%, 6/30/2029	3,892,444
975,000		Ardonagh Finco Ltd., Sec. Fac. Bond, 144A, 7.750%, 2/15/2031	1,005,060
7,525,000		Ardonagh Group Finance Ltd., Sr. Unsecd. Note, 144A, 8.875%, 2/15/2032	7,826,437
4,350,000		AssuredPartners, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/15/2029	4,402,948
1,900,000		AssuredPartners, Inc., Sr. Unsecd. Note, 144A, 7.500%, 2/15/2032	2,046,583
2,975,000		Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 144A, 7.125%, 5/15/2031	3,039,608
7,225,000		Broadstreet Partners, Inc., Sr. Unsecd. Note, 144A, 5.875%, 4/15/2029	7,026,976
4,075,000		Hub International Ltd., Sec. Fac. Bond, 144A, 7.250%, 6/15/2030	4,180,217
8,125,000		Hub International Ltd., Sr. Unsecd. Note, 144A, 5.625%, 12/1/2029	7,887,603
Annual Financial Statements and Additional Information
5

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Insurance - P&C—continued
$ 3,700,000	Hub International Ltd., Sr. Unsecd. Note, 144A, 7.375%, 1/31/2032	$ 3,760,228
2,475,000	Jones Deslauriers Insurance Management, Inc., Sec. Fac. Bond, 144A, 8.500%, 3/15/2030	2,615,597
2,850,000	Jones Deslauriers Insurance Management, Inc., Sr. Unsecd. Note, 144A, 10.500%, 12/15/2030	3,086,137
5,900,000	Panther Escrow Issuer, Sec. Fac. Bond, 144A, 7.125%, 6/1/2031	5,965,398
1,550,000	Ryan Specialty LLC, Sec. Fac. Bond, 144A, 4.375%, 2/1/2030	1,457,078
1,800,000	Ryan Specialty LLC, Sec. Fac. Bond, 144A, 5.875%, 8/1/2032	1,782,185
5,950,000	USI, Inc./NY, Sr. Unsecd. Note, 144A, 7.500%, 1/15/2032	6,160,969
	TOTAL	77,241,492
	Leisure—2.2%
425,000	Carnival Corp., Sr. Secd. Note, 144A, 7.000%, 8/15/2029	442,419
1,925,000	Carnival Corp., Sr. Unsecd. Note, 144A, 6.000%, 5/1/2029	1,921,919
300,000	Carnival Corp., Sr. Unsecd. Note, 144A, 7.625%, 3/1/2026	300,667
850,000	NCL Corp. Ltd., Sr. Secd. Note, 144A, 8.125%, 1/15/2029	896,277
1,750,000	NCL Corp. Ltd., Sr. Unsecd. Note, 144A, 5.875%, 3/15/2026	1,748,911
1,100,000	NCL Corp. Ltd., Sr. Unsecd. Note, 144A, 7.750%, 2/15/2029	1,155,928
950,000	NCL Finance Ltd., Sr. Unsecd. Note, 144A, 6.125%, 3/15/2028	953,761
1,700,000	Royal Caribbean Cruises, Ltd., 144A, 6.000%, 2/1/2033	1,697,187
450,000	Royal Caribbean Cruises, Ltd., Sr. Unsecd. Note, 144A, 4.250%, 7/1/2026	441,843
900,000	Royal Caribbean Cruises, Ltd., Sr. Unsecd. Note, 144A, 5.375%, 7/15/2027	895,048
825,000	Royal Caribbean Cruises, Ltd., Sr. Unsecd. Note, 144A, 5.500%, 8/31/2026	824,791
850,000	Royal Caribbean Cruises, Ltd., Sr. Unsecd. Note, 144A, 5.625%, 9/30/2031	836,663
1,050,000	Royal Caribbean Cruises, Ltd., Sr. Unsecd. Note, 144A, 6.250%, 3/15/2032	1,063,388
3,625,000	Six Flags Entertainment Corp., Sr. Unsecd. Note, 144A, 7.250%, 5/15/2031	3,706,211
3,875,000	United Parks & Resorts, Inc., Sr. Unsecd. Note, 144A, 5.250%, 8/15/2029	3,701,149
	TOTAL	20,586,162
	Lodging—1.1%
1,000,000	Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 144A, 3.625%, 2/15/2032	869,417
2,325,000	Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 144A, 5.750%, 5/1/2028	2,326,157
1,725,000	Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 144A, 5.875%, 3/15/2033	1,698,588
775,000	RHP Hotel Property/RHP Finance Corp., Sr. Unsecd. Note, 144A, 6.500%, 4/1/2032	779,544
1,550,000	RHP Hotel Property/RHP Finance Corp., Sr. Unsecd. Note, 144A, 7.250%, 7/15/2028	1,599,349
1,725,000	Wyndham Hotels & Resorts, Inc., Sr. Unsecd. Note, 144A, 4.375%, 8/15/2028	1,646,579
950,000	XHR LP, Sr. Unsecd. Note, 144A, 6.625%, 5/15/2030	954,306
	TOTAL	9,873,940
	Media Entertainment—2.4%
1,900,000	CMG Media, Corp., 144A, 8.875%, 6/18/2029	1,430,187
404,000	Cumulus Media News Holdings, Inc., 144A, 8.000%, 7/1/2029	151,643
1,300,000	Gray Escrow II, Inc., Sr. Unsecd. Note, 144A, 5.375%, 11/15/2031	694,757
1,500,000	Nexstar Escrow Corp., Sr. Unsecd. Note, 144A, 5.625%, 7/15/2027	1,464,661
300,000	Outfront Media Capital LLC / Outfront Media Capital Corp., 144A, 7.375%, 2/15/2031	313,835
500,000	Outfront Media Capital LLC / Outfront Media Capital Corp., Sr. Unsecd. Note, 144A, 4.250%, 1/15/2029	465,484
2,175,000	Outfront Media Capital LLC / Outfront Media Capital Corp., Sr. Unsecd. Note, 144A, 4.625%, 3/15/2030	2,011,556
625,000	Outfront Media Capital LLC / Outfront Media Capital Corp., Sr. Unsecd. Note, 144A, 5.000%, 8/15/2027	608,711
450,000	Scripps Escrow II, Inc., Sr. Unsecd. Note, 144A, 5.375%, 1/15/2031	228,876
725,000	Scripps Escrow, Inc., Sr. Unsecd. Note, 144A, 5.875%, 7/15/2027	586,474
725,000	Sinclair Television Group, Sec. Fac. Bond, 144A, 4.125%, 12/1/2030	535,050
2,425,000	Sinclair Television Group, Sr. Unsecd. Note, 144A, 5.500%, 3/1/2030	1,639,906
7,075,000	Stagwell Global LLC, Sr. Unsecd. Note, 144A, 5.625%, 8/15/2029	6,744,522
1,275,000	Tegna, Inc., Sr. Unsecd. Note, 144A, 5.000%, 9/15/2029	1,193,869
2,750,000	Univision Communications, Inc., Sec. Fac. Bond, 144A, 7.375%, 6/30/2030	2,634,309
1,825,000	Univision Communications, Inc., Sec. Fac. Bond, 144A, 8.000%, 8/15/2028	1,860,270
	TOTAL	22,564,110
	Metals & Mining—1.0%
825,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 4.875%, 3/1/2031	741,177
2,150,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 6.750%, 4/15/2030	2,105,052
525,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 6.875%, 11/1/2029	519,971
Annual Financial Statements and Additional Information
6

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Metals & Mining—continued
$ 1,900,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 7.000%, 3/15/2032	$ 1,868,385
925,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 7.375%, 5/1/2033	909,633
3,000,000	Coeur Mining, Inc., Sr. Unsecd. Note, 144A, 5.125%, 2/15/2029	2,876,343
	TOTAL	9,020,561
	Midstream—4.6%
3,425,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 3/1/2027	3,411,380
2,075,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2028	2,060,081
2,600,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 6.625%, 2/1/2032	2,620,730
550,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., Sr. Unsecd. Note, 144A, 7.000%, 7/15/2029	562,313
1,475,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., Sr. Unsecd. Note, 144A, 7.250%, 7/15/2032	1,516,749
1,750,000	Cheniere Energy Partners, LP, Sr. Unsecd. Note, Series WI, 4.500%, 10/1/2029	1,695,503
3,275,000	CNX Midstream Partners LP, Sr. Unsecd. Note, 144A, 4.750%, 4/15/2030	2,999,898
2,875,000	DT Midstream, Inc., Sr. Unsecd. Note, 144A, 4.375%, 6/15/2031	2,625,281
2,149,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 144A, 4.500%, 1/15/2029	2,048,946
1,150,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 144A, 6.375%, 4/1/2029	1,154,628
2,625,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 144A, 6.500%, 7/1/2027	2,660,839
950,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 144A, 7.500%, 6/1/2027	969,434
325,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 144A, 7.500%, 6/1/2030	347,018
1,750,000	Hess Midstream Operations LP, Sr. Unsecd. Note, 144A, 5.125%, 6/15/2028	1,703,391
1,050,000	Hess Midstream Operations LP, Sr. Unsecd. Note, 144A, 6.500%, 6/1/2029	1,061,153
1,725,000	HF Sinclair Corp., Sr. Unsecd. Note, 5.000%, 2/1/2028	1,704,614
2,375,000	Northriver Midstream Fin, 144A, 6.750%, 7/15/2032	2,391,343
2,600,000	Solaris Midstream Holdings LLC, Sr. Unsecd. Note, 144A, 7.625%, 4/1/2026	2,614,776
1,325,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 5.875%, 3/1/2027	1,319,493
2,800,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 144A, 5.000%, 6/1/2031	2,508,326
2,050,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.000%, 1/15/2028	2,029,063
1,050,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 144A, 5.500%, 3/1/2030	1,053,974
1,400,000	Western Midstream Operating, LP, Sr. Unsecd. Note, 4.650%, 7/1/2026	1,395,387
	TOTAL	42,454,320
	Oil Field Services—2.0%
4,250,000	Archrock Partners LP / Archrock Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.250%, 4/1/2028	4,230,000
2,100,000	Archrock Partners LP / Archrock Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.875%, 4/1/2027	2,112,874
2,750,000	Kodiak Gas Services LLC, Sr. Unsecd. Note, 144A, 7.250%, 2/15/2029	2,807,728
1,300,000	Nabors Industries Ltd., Sr. Unsecd. Note, 144A, 7.500%, 1/15/2028	1,205,018
325,000	Nabors Industries, Inc., Sec. Fac. Bond, 144A, 9.125%, 1/31/2030	330,812
375,000	Nabors Industries, Inc., Sr. Unsecd. Note, 144A, 7.375%, 5/15/2027	374,906
575,000	Nabors Industries, Inc., Sr. Unsecd. Note, 144A, 8.875%, 8/15/2031	534,512
1,376,000	Precision Drilling Corp., Sr. Unsecd. Note, 144A, 7.125%, 1/15/2026	1,381,666
2,075,000	USA Compression Partners LP, Sr. Unsecd. Note, 6.875%, 9/1/2027	2,083,246
3,100,000	USA Compression Partners LP, Sr. Unsecd. Note, 144A, 7.125%, 3/15/2029	3,157,668
	TOTAL	18,218,430
	Packaging—4.1%
3,687,491	ARD Finance SA, Sec. Fac. Bond, 144A, 7.250% PIK, 6/30/2027	534,705
3,175,000	Ardagh Metal Packaging, Sr. Unsecd. Note, 144A, 4.000%, 9/1/2029	2,730,954
5,750,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sec. Fac. Bond, 144A, 5.250%, 8/15/2027	3,292,941
2,550,000	Ball Corp., Sr. Unsecd. Note, 6.000%, 6/15/2029	2,571,671
800,000	Ball Corp., Sr. Unsecd. Note, 6.875%, 3/15/2028	818,916
559,000	Berry Global Escrow Corp., 144A, 4.875%, 7/15/2026	557,196
975,000	Clydesdale Acquisition Holdings, Inc., Sec. Fac. Bond, 144A, 6.875%, 1/15/2030	982,816
7,325,000	Clydesdale Acquisition Holdings, Inc., Sr. Unsecd. Note, 144A, 8.750%, 4/15/2030	7,438,933
2,500,000	Mauser Packaging Solutions Holding Co., 144A, 9.250%, 4/15/2027	2,540,415
1,525,000	Mauser Packaging Solutions Holding Co., Sec. Fac. Bond, 144A, 7.875%, 4/15/2027	1,557,726
2,275,000	OI European Group B.V., Sr. Unsecd. Note, 144A, 4.750%, 2/15/2030	2,029,954
2,147,000	Owens-Brockway Glass Container, Inc., Sr. Unsecd. Note, 144A, 6.625%, 5/13/2027	2,147,759
450,000	Owens-Brockway Glass Container, Inc., Sr. Unsecd. Note, 144A, 7.250%, 5/15/2031	438,512
1,500,000	Sealed Air Corp., 144A, 6.500%, 7/15/2032	1,504,116
Annual Financial Statements and Additional Information
7

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Packaging—continued
$ 1,300,000	Sealed Air Corp., Sr. Unsecd. Note, 144A, 6.125%, 2/1/2028	$ 1,305,372
1,200,000	Sealed Air Corp., Sr. Unsecd. Note, 144A, 7.250%, 2/15/2031	1,238,460
6,625,000	Trivium Packaging Finance B.V., Sr. Unsecd. Note, 144A, 8.500%, 8/15/2027	6,622,308
	TOTAL	38,312,754
	Paper—0.5%
2,550,000	Clearwater Paper Corp., Sr. Unsecd. Note, 144A, 4.750%, 8/15/2028	2,411,038
2,875,000	Graphic Packaging International, LLC, Sr. Unsecd. Note, 144A, 3.500%, 3/1/2029	2,636,518
	TOTAL	5,047,556
	Pharmaceuticals—1.4%
1,425,000	Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2029	848,624
3,450,000	Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 6.250%, 2/15/2029	2,143,313
5,050,000	Grifols Escrow Issuer S.A., Sr. Unsecd. Note, 144A, 4.750%, 10/15/2028	4,646,220
1,500,000	Jazz Securities Designated Activity Co., Sec. Fac. Bond, 144A, 4.375%, 1/15/2029	1,418,599
575,000	Organon & Co./Organon Foreign Debt Co-Issuer B.V., Sec. Fac. Bond, 144A, 6.750%, 5/15/2034	571,392
450,000	Organon & Co./Organon Foreign Debt Co-Issuer B.V., Sr. Unsecd. Note, 144A, 7.875%, 5/15/2034	460,624
3,450,000	Organon Finance 1 LLC, Sr. Unsecd. Note, 144A, 5.125%, 4/30/2031	3,104,240
	TOTAL	13,193,012
	Restaurant—1.4%
9,275,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 4.000%, 10/15/2030	8,303,377
825,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 6.125%, 6/15/2029	828,703
850,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., Term Loan - 1st Lien, 144A, 5.625%, 9/15/2029	838,331
1,425,000	Yum! Brands, Inc., Sr. Unsecd. Note, 4.625%, 1/31/2032	1,318,192
1,425,000	Yum! Brands, Inc., Sr. Unsecd. Note, 144A, 4.750%, 1/15/2030	1,364,014
	TOTAL	12,652,617
	Retailers—1.8%
2,575,000	Academy Ltd., Sec. Fac. Bond, 144A, 6.000%, 11/15/2027	2,563,492
900,000	Asbury Automotive Group, Inc., Sr. Unsecd. Note, 4.750%, 3/1/2030	842,585
1,450,000	Asbury Automotive Group, Inc., Sr. Unsecd. Note, 144A, 4.625%, 11/15/2029	1,351,427
1,625,000	Asbury Automotive Group, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2032	1,484,137
675,000	BELRON UK Finance PLC, 144A, 5.750%, 10/15/2029	668,627
1,475,000	Gap (The), Inc., Sr. Unsecd. Note, 144A, 3.625%, 10/1/2029	1,325,957
575,000	Gap (The), Inc., Sr. Unsecd. Note, 144A, 3.875%, 10/1/2031	497,771
475,000	Group 1 Automotive, Inc., Sr. Unsecd. Note, 144A, 6.375%, 1/15/2030	477,136
1,075,000	Kontoor Brands, Inc., Sr. Unsecd. Note, 144A, 4.125%, 11/15/2029	990,900
3,825,000	LCM Investments Holdings II, LLC, Sr. Unsecd. Note, 144A, 8.250%, 8/1/2031	3,972,243
1,525,000	Velocity Vehicle Group, Sr. Unsecd. Note, 144A, 8.000%, 6/1/2029	1,587,616
825,000	William Carter Co., Sr. Unsecd. Note, 144A, 5.625%, 3/15/2027	818,739
	TOTAL	16,580,630
	Supermarkets—0.5%
3,350,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 3.500%, 3/15/2029	3,052,203
275,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 5.875%, 2/15/2028	274,092
1,250,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 6.500%, 2/15/2028	1,267,566
400,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 7.500%, 3/15/2026	401,919
	TOTAL	4,995,780
	Technology—12.7%
1,850,000	Amentum Escrow Corp., Sr. Unsecd. Note, 144A, 7.250%, 8/1/2032	1,866,128
7,475,000	AthenaHealth Group, Inc., Sr. Unsecd. Note, 144A, 6.500%, 2/15/2030	7,111,237
2,325,000	Capstone Borrower, Inc., Sec. Fac. Bond, 144A, 8.000%, 6/15/2030	2,409,572
1,675,000	Centerfield Media Parent, Sr. Note, 144A, 6.625%, 8/1/2026	1,309,013
1,250,000	Central Parent LLC / CDK Global II LLC / CDK Financing Co., 144A, 8.000%, 6/15/2029	1,274,244
3,200,000	Central Parent, Inc./Central Merger Sub, Inc., 144A, 7.250%, 6/15/2029	3,166,157
5,550,000	Clarivate Science Holdings Corp., Sr. Unsecd. Note, 144A, 4.875%, 7/1/2029	5,179,822
4,025,000	Cloud Software Group, Inc., Sec. Fac. Bond, 144A, 6.500%, 3/31/2029	3,955,721
1,150,000	Cloud Software Group, Inc., Sec. Fac. Bond, 144A, 8.250%, 6/30/2032	1,186,795
4,600,000	Cloud Software Group, Inc., Sec. Fac. Bond, 144A, 9.000%, 9/30/2029	4,676,101
4,050,000	Coherent Corp., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2029	3,868,712
Annual Financial Statements and Additional Information
8

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Technology—continued
$ 2,075,000	Consensus Cloud Solutions, Inc., Sr. Unsecd. Note, 144A, 6.000%, 10/15/2026	$ 2,059,526
3,000,000	Consensus Cloud Solutions, Inc., Sr. Unsecd. Note, 144A, 6.500%, 10/15/2028	2,978,315
4,000,000	Elastic N.V., Sr. Unsecd. Note, 144A, 4.125%, 7/15/2029	3,712,086
675,000	Ellucian Holdings, Inc., Sec. Fac. Bond, 144A, 6.500%, 12/1/2029	676,974
875,000	Entegris Escrow Corp., Sec. Fac. Bond, 144A, 4.750%, 4/15/2029	838,580
4,400,000	Entegris Escrow Corp., Sr. Unsecd. Note, 144A, 5.950%, 6/15/2030	4,368,123
300,000	Entegris, Inc., Sr. Unsecd. Note, 144A, 4.375%, 4/15/2028	286,921
2,200,000	Fortress Intermediate 3, Inc., Sec. Fac. Bond, 144A, 7.500%, 6/1/2031	2,246,026
1,026,795	Goto Group, Inc., 144A, 5.500%, 5/1/2028	877,910
1,417,955	Goto Group, Inc., 144A, 5.500%, 5/1/2028	581,362
4,000,000	HealthEquity, Inc., Sr. Unsecd. Note, 144A, 4.500%, 10/1/2029	3,754,418
1,000,000	Helios Software Holdings, Sec. Fac. Bond, 144A, 4.625%, 5/1/2028	923,556
1,350,000	Insight Enterprises, Inc., Sr. Unsecd. Note, 144A, 6.625%, 5/15/2032	1,359,326
1,050,000	Iron Mountain, Inc., 144A, 6.250%, 1/15/2033	1,046,500
4,600,000	Iron Mountain, Inc., Sr. Unsecd. Note, 144A, 7.000%, 2/15/2029	4,703,555
8,450,000	McAfee Corp., Sr. Unsecd. Note, 144A, 7.375%, 2/15/2030	8,217,553
1,275,000	NCR Atleos Escrow Corp., 144A, 9.500%, 4/1/2029	1,382,412
900,000	NCR Voyix Corp., Sr. Unsecd. Note, 144A, 5.000%, 10/1/2028	866,430
1,575,000	NCR Voyix Corp., Sr. Unsecd. Note, 144A, 5.125%, 4/15/2029	1,508,464
1,300,000	Open Text, Inc., 144A, 6.900%, 12/1/2027	1,344,561
3,100,000	Open Text, Inc., Sr. Unsecd. Note, 144A, 3.875%, 2/15/2028	2,922,903
875,000	Rocket Software, Inc., Sec. Fac. Bond, 144A, 9.000%, 11/28/2028	908,059
5,400,000	Rocket Software, Inc., Sr. Unsecd. Note, 144A, 6.500%, 2/15/2029	5,091,124
2,025,000	Science Applications International Corp., Sr. Unsecd. Note, 144A, 4.875%, 4/1/2028	1,950,234
100,000	Seagate HDD Cayman, Sr. Unsecd. Note, 8.250%, 12/15/2029	106,641
825,000	Seagate HDD Cayman, Sr. Unsecd. Note, 8.500%, 7/15/2031	882,972
2,941,000	Seagate HDD Cayman, Sr. Unsecd. Note, 9.625%, 12/1/2032	3,318,342
1,525,000	Sensata Technologies B.V., Sr. Unsecd. Note, 144A, 5.875%, 9/1/2030	1,493,570
900,000	Sensata Technologies, Inc., Sr. Unsecd. Note, 144A, 6.625%, 7/15/2032	903,147
5,425,000	SS&C Technologies, Inc., Sr. Unsecd. Note, 144A, 5.500%, 9/30/2027	5,377,621
750,000	SS&C Technologies, Inc., Sr. Unsecd. Note, 144A, 6.500%, 6/1/2032	757,285
2,075,000	Synaptics, Inc., Sr. Unsecd. Note, 144A, 4.000%, 6/15/2029	1,893,019
2,825,000	TTM Technologies, Inc., Sr. Unsecd. Note, 144A, 4.000%, 3/1/2029	2,624,071
5,675,000	UKG, Inc., Sec. Fac. Bond, 144A, 6.875%, 2/1/2031	5,763,573
1,750,000	Viavi Solutions, Inc., Sr. Unsecd. Note, 144A, 3.750%, 10/1/2029	1,586,845
700,000	Zebra Technologies Corp., Sr. Unsecd. Note, 144A, 6.500%, 6/1/2032	710,721
1,500,000	ZipRecruiter, Inc., Sr. Unsecd. Note, 144A, 5.000%, 1/15/2030	1,352,877
	TOTAL	117,379,104
	Transportation Services—0.4%
1,825,000	Stena International S.A., Sr. Secd. Note, 144A, 7.250%, 1/15/2031	1,870,539
1,525,000	Watco Cos LLC/Finance Co., Sr. Unsecd. Note, 144A, 7.125%, 8/1/2032	1,573,417
	TOTAL	3,443,956
	Utility - Electric—2.9%
400,000	Calpine Corp., Sr. Secd. Note, 144A, 3.750%, 3/1/2031	357,798
2,800,000	Calpine Corp., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2031	2,635,064
3,000,000	Calpine Corp., Sr. Unsecd. Note, 144A, 5.125%, 3/15/2028	2,911,849
1,300,000	NextEra Energy Operating Partners LP, Sr. Unsecd. Note, 144A, 4.500%, 9/15/2027	1,245,728
2,500,000	NextEra Energy Operating Partners LP, Sr. Unsecd. Note, 144A, 7.250%, 1/15/2029	2,559,815
925,000	NRG Energy, Inc., Sr. Unsecd. Note, 144A, 3.375%, 2/15/2029	840,074
1,000,000	NRG Energy, Inc., Sr. Unsecd. Note, 144A, 3.625%, 2/15/2031	875,152
187,000	NRG Energy, Inc., Sr. Unsecd. Note, 144A, 3.875%, 2/15/2032	163,445
1,400,000	NRG Energy, Inc., Sr. Unsecd. Note, 144A, 5.750%, 7/15/2029	1,367,967
675,000	NRG Energy, Inc., Sr. Unsecd. Note, 144A, 6.000%, 2/1/2033	656,114
825,000	NRG Energy, Inc., Sr. Unsecd. Note, 144A, 6.250%, 11/1/2034	809,849
2,025,000	TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 4.750%, 1/15/2030	1,873,577
2,400,000	TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 5.000%, 1/31/2028	2,314,194
Annual Financial Statements and Additional Information
9

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Utility - Electric—continued
$ 1,525,000		TransAlta Corp., Sr. Unsecd. Note, 7.750%, 11/15/2029	$ 1,591,563
3,475,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.500%, 9/1/2026	3,466,905
400,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.625%, 2/15/2027	399,600
825,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 6.875%, 4/15/2032	845,515
2,300,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 7.750%, 10/15/2031	2,414,990
		TOTAL	27,329,199
		TOTAL CORPORATE BONDS (IDENTIFIED COST $921,533,211)	881,961,230
		COMMON STOCK—0.0%
		Media Entertainment—0.0%
7,882	[2,3]	Audacy Capital Corp. (IDENTIFIED COST $5,372,443)	170,724
		WARRANTS—0.0%
		Media Entertainment—0.0%
9,554	[2,3]	Audacy Capital Corp., Warrants 9/30/2028	96
1,592	[2,3]	Audacy Capital Corp., Warrants 9/30/2028	16
		TOTAL WARRANTS (IDENTIFIED COST $3,226)	112
		INVESTMENT COMPANY—3.7%
34,129,461		Federated Hermes Government Obligations Fund, Premier Shares, 4.40%[4] (IDENTIFIED COST $34,129,461)	34,129,461
		TOTAL INVESTMENT IN SECURITIES—98.9% (IDENTIFIED COST $961,038,341)[5]	916,261,527
		OTHER ASSETS AND LIABILITIES - NET—1.1%[6]	9,939,463
		TOTAL NET ASSETS—100%	$926,200,990
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended December 31, 2024, were as follows:
	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	Federated Hermes Government Obligations Fund, Premier Shares	Total of Affiliated Transactions
Value as of 12/31/2023	$32,017,578	$—	$32,017,578
Purchases at Cost	$120,104,675	$150,026,450	$270,131,125
Proceeds from Sales	$(152,101,748)	$(115,896,989)	$(267,998,737)
Change in Unrealized Appreciation/Depreciation	$(4,295)	$—	$(4,295)
Net Realized Gain/(Loss)	$(16,210)	$—	$(16,210)
Value as of 12/31/2024	$—	$34,129,461	$34,129,461
Shares Held as of 12/31/2024	—	34,129,461	34,129,461
Dividend Income	$615,356	$905,608	$1,520,964

1	Issuer in default.
2	Non-income-producing security.
3
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Adviser acting through its Valuation Committee (“Valuation Committee”).

4	7-day net yield.
5	The cost of investments for federal tax purposes amounts to $966,495,764.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2024.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Annual Financial Statements and Additional Information
10

The following is a summary of the inputs used, as of December 31, 2024, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$881,961,230	$—	$881,961,230
Equity Security:
Common Stock
Domestic	—	—	170,724	170,724
Warrants	—	—	112	112
Investment Company	34,129,461	—	—	34,129,461
TOTAL SECURITIES	$34,129,461	$881,961,230	$170,836	$916,261,527

The following acronym(s) are used throughout this portfolio:
GMTN	—Global Medium Term Note
PIK	—Payment in Kind
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
11

Financial Highlights
(For a Share Outstanding Throughout Each Period)
	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$5.59	$5.22	$6.34	$6.35	$6.36
Income From Investment Operations:
Net investment income (loss)[1]	0.33	0.34	0.33	0.33	0.35
Net realized and unrealized gain (loss)	0.05	0.39	(1.08)	0.01	0.01
TOTAL FROM INVESTMENT OPERATIONS	0.38	0.73	(0.75)	0.34	0.36
Less Distributions:
Distributions from net investment income	(0.36)	(0.36)	(0.37)	(0.35)	(0.37)
Net Asset Value, End of Period	$5.61	$5.59	$5.22	$6.34	$6.35
Total Return[2]	6.97%	14.43%	(11.96)%	5.42%	6.09%
Ratios to Average Net Assets:
Net expenses[3]	0.04%	0.04%	0.04%	0.02%	0.03%
Net investment income	5.92%	6.34%	5.77%	5.16%	5.70%
Expense waiver/reimbursement	—%	—%	—%	—%	—%
Supplemental Data:
Net assets, end of period (000 omitted)	$926,201	$845,567	$745,111	$2,494,249	$2,212,263
Portfolio turnover[4]	22%	16%	13%	34%	38%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
12

Statement of Assets and Liabilities
December 31, 2024

Assets:
Investment in securities, at value including $34,129,461 of investments in affiliated holdings* (identified cost $961,038,341, including $34,129,461 of identified cost in affiliated holdings)	$916,261,527
Cash	100,547
Income receivable	14,692,655
Income receivable from affiliated holdings	115,744
Total Assets	931,170,473
Liabilities:
Income distribution payable	4,856,119
Accrued expenses (Note 5)	113,364
Total Liabilities	4,969,483
Net assets for 165,032,894 shares outstanding	$926,200,990
Net Assets Consist of:
Paid-in capital	$1,171,097,934
Total distributable earnings (loss)	(244,896,944)
Total Net Assets	$926,200,990
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$926,200,990 ÷ 165,032,894 shares outstanding, no par value, unlimited shares authorized	$5.61

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
13

Statement of Operations
Year Ended December 31, 2024

Investment Income:
Interest	$52,374,127
Dividends (including $1,520,964 received from affiliated holdings*)	1,917,619
TOTAL INCOME	54,291,746
Expenses:
Administrative fee (Note 5)	6,990
Custodian fees	37,067
Transfer agent fees	56,389
Directors’/Trustees’ fees (Note 5)	5,148
Auditing fees	40,649
Legal fees	10,859
Portfolio accounting fees	154,704
Share registration costs	100
Printing and postage	19,437
Commitment fee (Note 7)	5,406
Miscellaneous (Note 5)	14,619
TOTAL EXPENSES	351,368
Net investment income	53,940,378
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments (including net realized loss of $(16,210) on sales of investments in affiliated holdings*)	(22,585,852)
Net change in unrealized depreciation of investments (including net change in unrealized appreciation of $(4,295) on investments in affiliated holdings*)	31,704,239
Net realized and unrealized gain (loss) on investments	9,118,387
Change in net assets resulting from operations	$63,058,765

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
14

Statement of Changes in Net Assets

Year Ended December 31	2024	2023
Increase (Decrease) in Net Assets
Operations:
Net investment income	$53,940,378	$50,343,766
Net realized gain (loss)	(22,585,852)	(25,508,183)
Net change in unrealized appreciation/depreciation	31,704,239	82,616,504
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	63,058,765	107,452,087
Distributions to Shareholders	(58,325,229)	(52,999,823)
Share Transactions:
Proceeds from sale of shares	135,240,200	135,520,135
Net asset value of shares issued to shareholders in payment of distributions declared	9,085,405	3,222,946
Cost of shares redeemed	(68,425,507)	(92,738,571)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	75,900,098	46,004,510
Change in net assets	80,633,634	100,456,774
Net Assets:
Beginning of period	845,567,356	745,110,582
End of period	$926,200,990	$845,567,356
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
15

Notes to Financial Statements
December 31, 2024
1. ORGANIZATION
Federated Hermes Core Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of four portfolios. The financial statements included herein are only those of High Yield Bond Core Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to seek high current income.
The Fund’s portfolio consists primarily of lower rated corporate debt obligations. These lower rated debt obligations may be more susceptible to real or perceived adverse economic conditions than investment-grade bonds. These lower rated debt obligations are regarded as predominately speculative with respect to each issuer’s continuing ability to make interest and principal payments (i.e., the obligations are subject to the risk of default). Currently, shares of the Fund are being offered for investment only to investment companies, insurance company separate accounts, common or commingled trust funds or similar organizations or parties that are “accredited investors” within the meaning of Regulation D of the Securities Act of 1933, as amended (the “1933 Act”).
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between
Annual Financial Statements and Additional Information
16

the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. In addition, distributions of capital gains, if any, are declared and paid at least annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended December 31, 2024, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of December 31, 2024, tax years 2021 through 2024 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the 1933 Act; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
Annual Financial Statements and Additional Information
17

3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Year Ended 12/31/2024	Year Ended 12/31/2023
Shares sold	24,253,646	25,323,647
Shares issued to shareholders in payment of distributions declared	1,624,973	600,019
Shares redeemed	(12,230,602)	(17,409,623)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	13,648,017	8,514,043
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended December 31, 2024 and 2023, was as follows:
	2024	2023
Ordinary income	$58,325,229	$52,999,823
As of December 31, 2024, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$657,956
Net unrealized depreciation	$(50,234,237)
Capital loss carryforwards	$(195,320,663)
TOTAL	$(244,896,944)
At December 31, 2024, the cost of investments for federal tax purposes was $966,495,764. The net unrealized depreciation of investments for federal tax purposes was $50,234,237. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $9,090,940 and unrealized depreciation from investments for those securities having an excess of cost over value of $59,325,177. The difference between book-basis and tax-basis net unrealized depreciation is attributable to differing treatments for wash sales, defaulted securities and discount accretion/premium amortization on debt securities.
As of December 31, 2024, the Fund had a capital loss carryforward of $195,320,663 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$27,458,444	$167,862,219	$195,320,663
The Fund used capital loss carryforwards of $511,264 to offset capital gains realized during the year ended December 31, 2024.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The Adviser, subject to the direction of the Trustees, provides investment adviser services at no fee, because all investors in the Fund are other Federated Hermes Funds, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of Regulation D of the 1933 Act. The Fund pays operating expenses associated with the operation and maintenance of the Fund (excluding fees and expenses that may be charged by the Adviser and its affiliates). Although not contractually obligated to do so, the Adviser intends to voluntarily reimburse operating expenses (excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) such that the Fund will only bear such expenses in an amount of up to 0.15% of the Fund’s average daily net assets. The Adviser can modify or terminate this voluntary reimbursement at any time at its sole discretion.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. FAS does not charge the Fund a fee but is entitled to certain out-of-pocket expenses.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Annual Financial Statements and Additional Information
18

Affiliated Shares of Beneficial Interest
As of December 31, 2024, a majority of the shares of beneficial interest outstanding are owned by other affiliated investment companies.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended December 31, 2024, were as follows:
Purchases	$266,529,927
Sales	$194,238,269
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 18, 2024. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of December 31, 2024, the Fund had no outstanding loans. During the year ended December 31, 2024, the Fund did not utilize the LOC.
8. Interfund Lending
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of December 31, 2024, there were no outstanding loans. During the year ended December 31, 2024, the program was not utilized.
9. OPERATING SEGMENTS
In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. A management committee of the Adviser acts as the CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the strategic asset allocation is determined based on the investment objective of the Fund and executed by the Fund’s portfolio management team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which is reviewed by the CODM to assess the Fund’s performance in comparison to the Fund’s benchmarks and to make resource allocation decisions for the Fund’s single segment is consistent with the information presented in these financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
10. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
11. FEDERAL TAX INFORMATION (UNAUDITED)
For the fiscal year ended December 31, 2024, 86.7% of dividends paid by the Fund are interest related dividends, as provided by the American Jobs Creation Act of 2004. 99.3% of total ordinary income distributions qualified as business interest income for purposes of 163(j) and the regulations thereunder.
Annual Financial Statements and Additional Information
19

Report of Independent Registered Public Accounting Firm
TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF HIGH YIELD BOND CORE FUND:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of High Yield Bond Core Fund (the “Fund”) (one of the portfolios constituting Federated Hermes Core Trust (the “Trust”)) including the portfolio of investments, as of December 31, 2024, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the portfolios constituting Federated Hermes Core Trust) at December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and in accordance with the relevant ethical requirements relating to our audits.
We conducted our audits in accordance with the auditing standards of the PCAOB and in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian, brokers, and others; when replies were not received from brokers or others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Federated Hermes investment companies since 1979.
Boston, Massachusetts
February 24, 2025
Annual Financial Statements and Additional Information
20

Shareholder Meeting Results (unaudited)
At a Special Meeting held on October 25, 2024, shareholders of the Federated Hermes Core Trust (the “Trust”) elected Trustees of the Trust. Shareholders of the Trust elected new individuals to serve as Trustees effective January 1, 2025, who will serve on the Board with current Trustees Messrs. J. Christopher Donahue, John B. Fisher, John G. Carson, G. Thomas Hough, Thomas M. O’Neill, John S. Walsh and Ms. Madelyn A. Reilly. Under the Trust’s Director Service Policy, Trustees Judge Maureen Lally-Green and Mr. P. Jerome Richey retired from the Board on December 31, 2024. The number of votes cast for, against or withheld, as well as the number of abstentions and broker non-votes with respect to the election of each nominee for office, is included below.
Trustee:	Voted For	Withheld Authority	Abstained	Broker Non-Voting
J. Christopher Donahue	1,013,322,432.510	0.000	0	N/A
John B. Fisher	1,013,322,432.510	0.000	0	N/A
John G. Carson	1,013,322,432.510	0.000	0	N/A
G. Thomas Hough	966,480,352.584	46,842,079.926	0	N/A
Karen L. Larrimer	1,013,322,432.510	0.000	0	N/A
Max F. Miller	1,013,322,432.510	0.000	0	N/A
Frank J. Nasta	1,013,322,432.510	0.000	0	N/A
Thomas M. O’Neill	966,480,352.584	46,842,079.926	0	N/A
Madelyn A. Reilly	1,013,322,432.510	0.000	0	N/A
John S. Walsh	966,480,352.584	46,842,079.926	0	N/A
Annual Financial Statements and Additional Information
21

Evaluation and Approval of Advisory Contract–May 2024
High Yield Bond Core Fund (the “Fund”)
At its meetings in May 2024 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
The Board considered that the Fund is distinctive in that it is designed for the efficient management of a particular asset class and is made available for investment only to other funds (each, a “Federated Hermes Fund” and, collectively the “Federated Hermes Funds”) advised by the Adviser or its affiliates (collectively, “Federated Hermes”) and a limited number of other accredited investors.
In addition, the Board considered that the Adviser does not charge an investment advisory fee for its services, although Federated Hermes may receive compensation for managing assets invested in the Fund.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s management fee (the “CCO Fee Evaluation Report”). The Board considered the CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by Federated Hermes in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) copies of the Contracts; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s investment objectives and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to its benchmark index; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors they deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s
Annual Financial Statements and Additional Information
22

investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other Federated Hermes Funds.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the full range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Adviser, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s benchmark index, which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the benefits of the previous significant acquisition of Hermes Fund Managers Limited by Federated Hermes, which has deepened Federated Hermes’ investment management expertise and capabilities and expanded its access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters where appropriate. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard.
In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
Annual Financial Statements and Additional Information
23

The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings.
For the one-year, three-year and five-year periods ended December 31, 2023, the Fund outperformed its benchmark index.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered that the Adviser does not charge an investment advisory fee to this Fund for its services. Because the Adviser does not charge the Fund an investment advisory fee, the Board noted that it did not consider fee comparisons to other registered funds or other types of clients of Federated Hermes to be relevant to its evaluation. The Board also considered the overall expense structure of the Fund, with due regard for contractual or voluntary expense limitations.
In the case of the Fund, the Board noted that Federated Hermes does not manage any other types of clients that are comparable to the Fund.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. The Board considered that the Adviser does not charge an investment advisory fee to the Fund and noted, therefore, that the Adviser does not profit from providing advisory services to the Fund under the Contract.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
Because of the distinctive nature of the Fund as primarily an internal product with an advisory fee of zero, the Board noted that it did not consider the assessment of whether economies of scale would be realized if the Fund were to grow to a sufficient size to be particularly relevant to its evaluation.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds.
The Board noted that an affiliate of the Adviser is entitled to reimbursement for certain out-of-pocket expense incurred in providing administrative services to the Fund.
In connection with the Board’s governance of other Federated Hermes Funds, the Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Annual Financial Statements and Additional Information
24

Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items, and management has committed to reviewing certain items, for future reporting to the Board as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Annual Financial Statements and Additional Information
25

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Private Offering Memorandum, which contains facts concerning its objective and policies, management fees, expenses and other information.

High Yield Bond Core Fund

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Placement Agent
CUSIP 31409N101
30175 (2/25)
© 2025 Federated Hermes, Inc.

Annual Financial Statements
and Additional Information
December 31, 2024

Mortgage Core Fund

A Portfolio of Federated Hermes Core Trust

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
December 31, 2024
Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—92.8%
	Federal Home Loan Mortgage Corporation—28.6%
$ 26,795,485	2.000%, 4/1/2036	$ 23,835,192
12,375,229	2.000%, 5/1/2036	10,992,578
30,463,433	2.000%, 11/1/2036	27,050,316
43,635,282	2.000%, 5/1/2050	34,224,434
6,767,107	2.000%, 8/1/2050	5,301,297
7,539,860	2.000%, 8/1/2050	5,942,008
42,066,414	2.000%, 9/1/2050	33,085,945
4,282,491	2.000%, 12/1/2050	3,330,780
21,353,146	2.000%, 12/1/2050	16,701,190
21,268,932	2.000%, 1/1/2051	16,635,323
62,673,435	2.000%, 3/1/2051	49,097,862
38,455,101	2.000%, 4/1/2051	30,017,260
20,151,379	2.000%, 5/1/2051	15,729,751
25,877,770	2.000%, 5/1/2051	20,199,654
84,443,469	2.000%, 1/1/2052	65,914,833
44,380,104	2.000%, 1/1/2052	35,127,602
21,053,525	2.000%, 1/1/2052	16,407,631
36,068,533	2.500%, 12/1/2035	32,968,161
20,537,263	2.500%, 4/1/2037	18,791,179
16,990,295	2.500%, 5/1/2050	13,849,815
6,883,026	2.500%, 8/1/2050	5,698,959
5,946,192	2.500%, 9/1/2050	4,897,271
60,401,842	2.500%, 10/1/2051	49,652,453
12,647,679	2.500%, 10/1/2051	10,341,506
39,470,106	2.500%, 11/1/2051	32,655,509
27,731,192	2.500%, 12/1/2051	22,579,372
14,006,453	2.500%, 12/1/2051	11,575,079
40,179,436	2.500%, 12/1/2051	33,003,807
31,576,538	2.500%, 12/1/2051	25,720,208
63,607,489	2.500%, 1/1/2052	52,546,013
12,631,023	2.500%, 3/1/2052	10,462,092
9,134,763	2.500%, 4/1/2052	7,503,389
16,500,692	2.500%, 4/1/2052	13,548,684
22,681,363	2.500%, 5/1/2052	18,722,851
10,239,040	2.500%, 5/1/2052	8,410,454
14,849,669	2.500%, 5/1/2052	12,234,797
33,209,166	2.500%, 5/1/2052	27,153,820
395,380	3.000%, 6/1/2045	343,628
527,304	3.000%, 5/1/2046	460,427
1,624,389	3.000%, 9/1/2046	1,392,481
10,650,400	3.000%, 10/1/2050	9,086,617
9,406,015	3.000%, 11/1/2050	8,024,943
7,314,549	3.000%, 11/1/2051	6,293,138
24,716,272	3.000%, 1/1/2052	21,048,598
25,632,912	3.000%, 2/1/2052	21,853,247
34,334,150	3.000%, 6/1/2052	29,346,562
27,243,222	3.000%, 8/1/2052	23,362,327
Annual Financial Statements and Additional Information

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal Home Loan Mortgage Corporation—continued
$ 18,596,457	3.000%, 9/1/2052	$ 15,865,965
11,213	3.500%, 6/1/2026	11,128
40,537	3.500%, 6/1/2026	40,232
18,133	3.500%, 7/1/2026	17,976
23,851,219	3.500%, 12/1/2047	21,459,421
6,963,617	3.500%, 5/1/2051	6,156,500
23,155,323	3.500%, 2/1/2052	20,616,228
3,344,697	3.500%, 3/1/2052	3,004,065
7,191,288	3.500%, 5/1/2052	6,357,221
67,110,363	3.500%, 5/1/2052	59,410,590
18,385,182	3.500%, 6/1/2052	16,499,864
5,480,008	3.500%, 7/1/2052	4,902,645
10,863	4.000%, 5/1/2026	10,799
155,326	4.000%, 5/1/2026	154,402
570,542	4.000%, 12/1/2040	539,984
9,083,640	4.000%, 4/1/2052	8,406,072
3,553,164	4.000%, 4/1/2052	3,292,568
13,805,259	4.000%, 5/1/2052	12,659,014
27,431,750	4.000%, 6/1/2052	25,076,951
21,128,637	4.000%, 7/1/2052	19,346,274
1,656,262	4.000%, 7/1/2052	1,527,413
15,122,345	4.000%, 8/1/2052	13,832,481
62,580,231	4.000%, 9/1/2052	57,281,550
13,414,743	4.000%, 10/1/2052	12,283,106
52,577,441	4.000%, 10/1/2052	48,174,990
1,047	4.500%, 6/1/2025	1,044
26,972,139	4.500%, 10/1/2037	26,412,041
337,230	4.500%, 11/1/2039	328,148
98,975	4.500%, 6/1/2040	96,223
135,767	4.500%, 7/1/2040	131,972
569,812	4.500%, 8/1/2040	553,947
341,260	4.500%, 7/1/2041	331,845
356,439	4.500%, 7/1/2041	346,029
228,329	4.500%, 7/1/2041	221,677
1,397,248	4.500%, 10/1/2048	1,332,034
9,271,510	4.500%, 5/1/2052	8,793,580
8,413,252	4.500%, 9/1/2052	7,952,221
5,657,957	4.500%, 10/1/2052	5,347,911
17,269,087	4.500%, 12/1/2052	16,274,203
27,308,775	4.500%, 1/1/2053	25,718,429
27,266,382	4.500%, 2/1/2053	25,678,505
13,647,128	4.500%, 3/1/2053	12,839,583
559,680	5.000%, 1/1/2034	560,136
190,495	5.000%, 5/1/2034	190,659
682	5.000%, 11/1/2035	682
233,867	5.000%, 4/1/2036	233,895
306	5.000%, 4/1/2036	306
4,338	5.000%, 4/1/2036	4,340
54,382	5.000%, 4/1/2036	54,385
64,737	5.000%, 5/1/2036	64,719
Annual Financial Statements and Additional Information

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal Home Loan Mortgage Corporation—continued
$ 39,388	5.000%, 6/1/2036	$ 39,392
83,853	5.000%, 6/1/2036	83,863
232,102	5.000%, 12/1/2037	232,058
34,037	5.000%, 5/1/2038	34,030
22,728	5.000%, 6/1/2038	22,706
41,624	5.000%, 9/1/2038	41,583
38,851	5.000%, 2/1/2039	38,811
34,523	5.000%, 6/1/2039	34,484
1,134,245	5.000%, 10/1/2039	1,132,634
103,966	5.000%, 2/1/2040	103,716
182,576	5.000%, 8/1/2040	182,065
30,967,095	5.000%, 10/1/2052	29,962,637
18,315,289	5.000%, 3/1/2053	17,744,103
9,840,192	5.000%, 5/1/2053	9,528,393
15,108,550	5.000%, 10/1/2054	14,593,933
27,561,236	5.000%, 11/1/2054	26,622,465
467,240	5.500%, 5/1/2034	476,850
19,506	5.500%, 3/1/2036	19,961
29,669	5.500%, 3/1/2036	30,361
10,093	5.500%, 3/1/2036	10,328
58,040	5.500%, 3/1/2036	59,368
145,795	5.500%, 6/1/2036	149,179
72,545	5.500%, 6/1/2036	74,223
25,060	5.500%, 6/1/2036	25,628
55,152	5.500%, 9/1/2037	56,322
110,368	5.500%, 9/1/2037	112,950
75,214	5.500%, 12/1/2037	76,816
9,177	5.500%, 3/1/2038	9,397
9,044,838	5.500%, 5/1/2038	9,116,874
4,225,643	5.500%, 9/1/2052	4,198,578
25,387,707	5.500%, 12/1/2052	25,117,990
21,435,690	5.500%, 3/1/2053	21,181,164
13,947,077	5.500%, 9/1/2053	13,772,754
23,967,821	5.500%, 4/1/2054	23,741,651
19,785,511	5.500%, 5/1/2054	19,541,738
8,400,441	5.500%, 5/1/2054	8,303,636
2,866	6.000%, 7/1/2029	2,887
10,336	6.000%, 2/1/2032	10,597
9,766	6.000%, 5/1/2036	10,100
20,854	6.000%, 8/1/2037	21,627
168,427	6.000%, 9/1/2037	174,600
21,269,384	6.000%, 11/1/2053	21,384,720
2,824	6.500%, 6/1/2029	2,889
1,058	6.500%, 7/1/2029	1,084
97,581	6.500%, 11/1/2036	102,196
1,107	6.500%, 4/1/2038	1,162
971	6.500%, 4/1/2038	1,020
27,451,142	6.500%, 10/1/2053	28,052,945
22,828,077	6.500%, 11/1/2053	23,328,531
5,078	7.000%, 4/1/2032	5,263
Annual Financial Statements and Additional Information

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal Home Loan Mortgage Corporation—continued
$ 88,842	7.000%, 4/1/2032	$ 93,127
6,966	7.000%, 9/1/2037	7,413
6,796	7.500%, 10/1/2029	7,073
4,217	7.500%, 11/1/2029	4,394
8,585	7.500%, 5/1/2031	9,053
987	8.000%, 3/1/2030	1,016
17,515	8.000%, 1/1/2031	18,008
20,935	8.000%, 2/1/2031	21,694
10,534	8.000%, 3/1/2031	10,896
152	8.500%, 9/1/2025	153
6	8.500%, 9/1/2025	6
	TOTAL	1,733,262,091
	Federal National Mortgage Association—45.8%
25,019,686	2.000%, 8/1/2035	22,318,128
4,709,473	2.000%, 4/1/2036	4,192,126
24,800,006	2.000%, 5/1/2036	22,029,169
22,552,038	2.000%, 1/1/2037	20,053,502
8,326,448	2.000%, 2/1/2037	7,406,565
17,855,348	2.000%, 5/1/2050	13,987,735
39,140,648	2.000%, 7/1/2050	30,662,467
35,640,355	2.000%, 10/1/2050	27,875,815
33,703,248	2.000%, 11/1/2050	26,360,722
292,181,187	2.000%, 5/1/2051	228,527,148
35,877,808	2.000%, 5/1/2051	28,397,891
41,018,083	2.000%, 8/1/2051	32,017,871
20,877,736	2.000%, 10/1/2051	16,322,828
28,086,781	2.000%, 10/1/2051	21,888,854
36,096,641	2.000%, 10/1/2051	28,131,174
10,176,576	2.000%, 12/1/2051	7,997,689
5,534,913	2.000%, 12/1/2051	4,379,247
27,232,832	2.000%, 12/1/2051	21,189,305
6,790,467	2.000%, 1/1/2052	5,328,085
36,775,562	2.000%, 1/1/2052	28,706,247
109,728,173	2.000%, 2/1/2052	85,891,582
67,145,255	2.000%, 2/1/2052	52,412,203
22,706,737	2.000%, 2/1/2052	17,724,411
32,091,229	2.000%, 2/1/2052	25,290,436
18,128,968	2.000%, 3/1/2052	14,241,744
13,315,806	2.000%, 3/1/2052	10,527,202
11,166,148	2.000%, 3/1/2052	8,827,727
15,844,141	2.000%, 3/1/2052	12,323,049
94,192,373	2.000%, 3/1/2052	73,524,626
23,416,299	2.000%, 4/1/2052	18,219,740
46,947,312	2.000%, 4/1/2052	36,631,433
30,775,475	2.500%, 9/1/2036	27,976,206
1,960,800	2.500%, 12/1/2036	1,797,768
28,028,193	2.500%, 12/1/2036	25,583,916
3,208,579	2.500%, 5/1/2037	2,931,774
7,958,397	2.500%, 6/1/2050	6,589,337
2,814,095	2.500%, 7/1/2050	2,317,682
Annual Financial Statements and Additional Information

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$ 13,522,619	2.500%, 9/1/2050	$ 11,137,201
30,779,416	2.500%, 9/1/2050	25,263,295
32,151,289	2.500%, 10/1/2050	26,208,458
12,015,299	2.500%, 11/1/2050	9,794,396
24,925,581	2.500%, 11/1/2050	20,294,979
13,322,589	2.500%, 12/1/2050	10,847,557
19,436,106	2.500%, 2/1/2051	15,825,323
37,136,770	2.500%, 9/1/2051	30,539,344
68,951,130	2.500%, 10/1/2051	56,701,817
59,507,074	2.500%, 10/1/2051	48,898,325
60,203,887	2.500%, 10/1/2051	49,358,031
28,377,725	2.500%, 10/1/2051	23,203,342
30,653,493	2.500%, 11/1/2051	24,949,197
47,111,971	2.500%, 12/1/2051	38,359,646
7,054,338	2.500%, 1/1/2052	5,787,893
57,306,405	2.500%, 1/1/2052	47,018,352
16,225,103	2.500%, 1/1/2052	13,276,765
20,957,973	2.500%, 1/1/2052	17,300,239
4,897,860	2.500%, 2/1/2052	4,035,398
37,109,931	2.500%, 2/1/2052	30,737,614
18,387,412	2.500%, 2/1/2052	15,149,580
2,275,253	2.500%, 2/1/2052	1,856,829
34,876,004	2.500%, 3/1/2052	28,462,234
58,382,453	2.500%, 4/1/2052	48,156,644
2,088,934	2.500%, 5/1/2052	1,702,164
28,349,268	2.500%, 5/1/2052	23,304,102
726,335	3.000%, 2/1/2032	696,497
2,084,950	3.000%, 8/1/2043	1,841,201
1,467,586	3.000%, 9/1/2043	1,296,098
3,032,085	3.000%, 11/1/2046	2,628,579
599,577	3.000%, 2/1/2047	524,096
26,711,843	3.000%, 2/1/2048	23,148,721
1,106,205	3.000%, 11/1/2049	951,734
31,468,266	3.000%, 7/1/2050	26,955,997
10,873,810	3.000%, 1/1/2051	9,277,224
110,142,225	3.000%, 5/1/2051	93,901,358
36,423,283	3.000%, 7/1/2051	31,007,009
30,641,079	3.000%, 7/1/2051	26,103,791
14,609,450	3.000%, 12/1/2051	12,514,585
30,602,136	3.000%, 12/1/2051	26,175,810
5,383,383	3.000%, 1/1/2052	4,656,876
17,486,291	3.000%, 2/1/2052	15,093,667
13,538,811	3.000%, 2/1/2052	11,534,002
9,828,814	3.000%, 2/1/2052	8,345,426
9,175,921	3.000%, 3/1/2052	7,799,959
19,882,070	3.000%, 4/1/2052	17,130,569
5,475,003	3.000%, 4/1/2052	4,696,780
23,119,213	3.000%, 4/1/2052	19,789,674
11,033,672	3.000%, 5/1/2052	9,410,166
4,484,582	3.000%, 5/1/2052	3,812,103
Annual Financial Statements and Additional Information

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$ 24,747,032	3.000%, 6/1/2052	$ 21,252,662
45,514,736	3.000%, 6/1/2052	38,974,105
17,905,854	3.000%, 6/1/2052	15,216,330
22,130,226	3.000%, 12/1/2052	18,790,971
20,761,945	3.000%, 6/1/2053	17,622,664
13,625	3.500%, 11/1/2025	13,536
20,513	3.500%, 11/1/2025	20,379
26,080	3.500%, 12/1/2025	25,900
28,105	3.500%, 1/1/2026	27,902
7,638	3.500%, 1/1/2026	7,586
8,201,832	3.500%, 9/1/2037	7,763,650
14,902,832	3.500%, 2/1/2050	13,347,834
11,543,669	3.500%, 6/1/2051	10,205,701
42,138,791	3.500%, 3/1/2052	37,883,489
14,260,909	3.500%, 5/1/2052	12,624,712
19,030,134	3.500%, 5/1/2052	16,882,432
41,726,932	3.500%, 6/1/2052	37,069,873
16,026,007	3.500%, 6/1/2052	14,297,474
34,849,345	3.500%, 7/1/2052	31,057,893
9,327,683	3.500%, 1/1/2053	8,312,873
17,136	4.000%, 12/1/2025	17,049
40,813	4.000%, 7/1/2026	40,560
22,633,360	4.000%, 11/1/2037	21,740,637
5,905,547	4.000%, 10/1/2051	5,400,448
23,621,926	4.000%, 7/1/2052	21,660,607
19,839,461	4.000%, 7/1/2052	18,296,046
17,441,727	4.000%, 9/1/2052	16,063,043
24,310,653	4.000%, 4/1/2053	22,244,668
36,045,990	4.000%, 5/1/2053	33,151,671
72,666	4.500%, 2/1/2039	70,820
423,588	4.500%, 5/1/2040	411,725
115,160	4.500%, 11/1/2040	111,900
1,269,859	4.500%, 4/1/2041	1,233,229
604,890	4.500%, 6/1/2041	587,425
7,390,934	4.500%, 8/1/2052	6,985,924
5,102,121	4.500%, 8/1/2052	4,801,488
15,664,702	4.500%, 10/1/2052	14,845,466
24,038,990	4.500%, 11/1/2052	22,684,136
4,334,002	4.500%, 11/1/2052	4,091,089
19,652,278	4.500%, 2/1/2053	18,563,086
22,013,712	4.500%, 7/1/2053	20,757,526
764,062	5.000%, 2/1/2036	764,173
445,741	5.000%, 7/1/2040	444,590
473,054	5.000%, 10/1/2041	471,326
34,087,270	5.000%, 8/1/2052	33,034,867
14,295,446	5.000%, 11/1/2052	13,856,326
22,823,654	5.000%, 2/1/2053	22,036,979
18,353,374	5.000%, 4/1/2054	17,756,625
7,266,856	5.000%, 12/1/2054	7,019,338
18,941	5.500%, 1/1/2032	19,290
Annual Financial Statements and Additional Information

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$ 11,239	5.500%, 1/1/2032	$ 11,446
189,170	5.500%, 9/1/2034	193,276
496,243	5.500%, 12/1/2034	507,078
14,985	5.500%, 4/1/2035	15,299
77,251	5.500%, 1/1/2036	78,977
39,314	5.500%, 3/1/2036	40,192
159,022	5.500%, 4/1/2036	162,740
261,073	5.500%, 4/1/2036	266,903
171,562	5.500%, 5/1/2036	175,581
54,705	5.500%, 9/1/2036	55,931
180,188	5.500%, 8/1/2037	184,213
110,601	5.500%, 7/1/2038	112,954
323,684	5.500%, 4/1/2041	330,301
9,305,355	5.500%, 9/1/2052	9,241,391
7,441,669	5.500%, 11/1/2052	7,367,261
23,134,171	5.500%, 4/1/2053	22,989,607
2,901	6.000%, 1/1/2029	2,948
3,804	6.000%, 2/1/2029	3,865
1,183	6.000%, 2/1/2029	1,196
2,548	6.000%, 4/1/2029	2,595
3,928	6.000%, 5/1/2029	4,000
2,477	6.000%, 5/1/2029	2,517
261,304	6.000%, 7/1/2034	269,813
158,390	6.000%, 11/1/2034	163,518
67,218	6.000%, 7/1/2036	69,667
16,136	6.000%, 7/1/2036	16,741
61,683	6.000%, 10/1/2037	63,982
9,864	6.000%, 6/1/2038	10,247
436,883	6.000%, 7/1/2038	453,360
41,328	6.000%, 9/1/2038	42,899
27,322	6.000%, 10/1/2038	28,368
263,792	6.000%, 2/1/2039	274,005
5,084,442	6.000%, 10/1/2053	5,112,171
41,539,808	6.000%, 12/1/2053	41,765,061
34,547,357	6.000%, 7/1/2054	34,727,677
5,937	6.500%, 9/1/2028	5,997
1,330	6.500%, 8/1/2029	1,360
3,350	6.500%, 6/1/2031	3,457
8,812	6.500%, 6/1/2031	9,072
1,334	6.500%, 6/1/2031	1,373
1,685	6.500%, 1/1/2032	1,732
17,577	6.500%, 3/1/2032	18,208
72,204	6.500%, 4/1/2032	74,824
11,959	6.500%, 5/1/2032	12,400
107,498	6.500%, 7/1/2036	112,530
2,177	6.500%, 8/1/2036	2,265
11,671	6.500%, 9/1/2036	12,247
16,082	6.500%, 12/1/2036	16,823
52,914	6.500%, 9/1/2037	55,598
172	6.500%, 12/1/2037	180
Annual Financial Statements and Additional Information

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$ 22,919	6.500%, 10/1/2038	$ 24,082
12,753,349	6.500%, 10/1/2053	13,032,937
5,346	7.000%, 9/1/2031	5,561
2,103	7.000%, 9/1/2031	2,179
63,471	7.000%, 11/1/2031	66,476
4,461	7.000%, 12/1/2031	4,669
19,321	7.000%, 2/1/2032	20,204
20,234	7.000%, 3/1/2032	21,192
31,535	7.000%, 3/1/2032	32,680
3,959	7.000%, 4/1/2032	4,150
9,266	7.000%, 4/1/2032	9,647
85,150	7.000%, 4/1/2032	89,358
97,388	7.000%, 6/1/2037	103,848
3,677	7.500%, 9/1/2030	3,846
4,395	7.500%, 5/1/2031	4,612
1,116	7.500%, 6/1/2031	1,178
13,606	7.500%, 8/1/2031	14,350
22,258	7.500%, 1/1/2032	23,028
387	7.500%, 6/1/2033	404
353	8.000%, 11/1/2029	364
1	9.000%, 6/1/2025	1
	TOTAL	2,777,144,686
	Government National Mortgage Association—6.9%
4,985,772	3.000%, 1/20/2047	4,378,326
35,778,321	3.000%, 9/20/2050	30,927,289
41,357,878	3.000%, 5/20/2052	35,856,962
590,620	3.500%, 8/15/2043	538,003
370,054	3.500%, 8/15/2043	337,262
6,642,447	3.500%, 3/20/2047	6,013,309
7,977,406	3.500%, 11/20/2047	7,206,870
16,295,921	3.500%, 5/20/2052	14,513,110
26,460,787	3.500%, 11/20/2052	23,638,271
514,360	4.000%, 9/15/2040	487,712
1,424,394	4.000%, 10/15/2040	1,353,071
673,309	4.000%, 1/15/2041	638,313
881,059	4.000%, 10/15/2041	834,535
2,823,273	4.000%, 6/15/2048	2,616,908
126,380	4.500%, 1/15/2039	123,239
87,051	4.500%, 6/15/2039	84,624
401,036	4.500%, 10/15/2039	389,343
151,192	4.500%, 1/15/2040	146,818
85,970	4.500%, 6/15/2040	83,406
60,312	4.500%, 9/15/2040	58,427
77,230	4.500%, 2/15/2041	74,910
444,316	4.500%, 3/15/2041	431,115
40,570	4.500%, 5/15/2041	39,281
1,471,437	4.500%, 6/20/2041	1,432,694
284,715	4.500%, 9/15/2041	275,641
284,788	4.500%, 10/15/2043	274,444
13,594,853	4.500%, 11/20/2053	12,849,213
Annual Financial Statements and Additional Information

Principal Amount or Shares			Value
		MORTGAGE-BACKED SECURITIES—continued
		Government National Mortgage Association—continued
$ 35,029,430		4.500%, 12/20/2053	$ 33,108,164
238,334		5.000%, 1/15/2039	236,653
197,318		5.000%, 5/15/2039	195,835
270,914		5.000%, 8/20/2039	270,768
68,368,596		5.000%, 9/20/2053	66,367,878
88,829		5.500%, 12/15/2038	89,369
65,445		5.500%, 12/20/2038	66,463
123,590		5.500%, 1/15/2039	124,326
133,208		5.500%, 2/15/2039	134,002
25,921,849		5.500%, 7/20/2053	25,720,615
38,899,913		5.500%, 8/20/2053	38,597,929
34,299,303		5.500%, 9/20/2053	34,033,034
3,274		6.000%, 10/15/2028	3,309
3,103		6.000%, 3/15/2029	3,143
45,567		6.000%, 2/15/2036	46,607
51,541		6.000%, 4/15/2036	52,724
38,897		6.000%, 6/15/2037	39,774
37,169,661		6.000%, 6/20/2053	37,474,675
34,691,402		6.000%, 9/20/2054	34,932,715
6,368		6.500%, 10/15/2028	6,478
2,263		6.500%, 11/15/2028	2,301
2,460		6.500%, 12/15/2028	2,502
1,517		6.500%, 2/15/2029	1,543
16,792		6.500%, 9/15/2031	17,099
39,539		6.500%, 2/15/2032	40,315
4,132		7.000%, 11/15/2027	4,175
3,233		7.000%, 6/15/2028	3,278
3,826		7.000%, 1/15/2029	3,877
4,421		7.000%, 5/15/2029	4,495
61		7.000%, 10/15/2029	61
12,385		7.000%, 5/15/2030	12,593
9,522		7.000%, 11/15/2030	9,703
4,393		7.000%, 12/15/2030	4,464
6,550		7.000%, 8/15/2031	6,683
28,168		7.000%, 10/15/2031	28,783
7,871		7.000%, 12/15/2031	8,055
5,316		7.500%, 8/15/2029	5,476
24,052		7.500%, 10/15/2029	24,745
964		7.500%, 10/15/2030	994
4,484		7.500%, 1/15/2031	4,639
1,577		8.000%, 10/15/2029	1,615
5,452		8.000%, 11/15/2029	5,581
4,291		8.000%, 1/15/2030	4,389
2,044		8.000%, 10/15/2030	2,092
29,331		8.000%, 11/15/2030	30,114
2,203		8.500%, 5/15/2029	2,265
		TOTAL	417,339,394
	[1]	Uniform Mortgage-Backed Securities, TBA—11.5%
83,000,000		2.500%, 1/1/2055	67,502,331
30,000,000		3.000%, 1/1/2055	25,448,433
Annual Financial Statements and Additional Information

Principal Amount or Shares			Value
		MORTGAGE-BACKED SECURITIES—continued
	[1]	Uniform Mortgage-Backed Securities, TBA—continued
$ 97,500,000		3.500%, 1/1/2055	$ 86,150,376
50,000,000		3.500%, 1/20/2055	44,648,160
24,000,000		4.000%, 1/1/2055	21,914,998
50,000,000		4.000%, 1/20/2055	46,011,400
15,000,000		4.500%, 1/1/2055	14,097,654
50,000,000		4.500%, 1/20/2055	47,241,865
85,000,000		5.000%, 1/1/2055	81,975,190
185,000,000		5.500%, 1/1/2055	182,449,016
65,000,000		6.000%, 1/1/2055	65,289,452
19,250,000		6.000%, 1/20/2055	19,368,809
		TOTAL	702,097,684
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $5,731,308,336)	5,629,843,855
		COLLATERALIZED MORTGAGE OBLIGATIONS—9.7%
	[2]	Federal Home Loan Mortgage Corporation—2.9%
9,303,065		REMIC, Series 4661, Class GF, 5.162% (30-DAY AVERAGE SOFR +0.564%), 2/15/2047	9,169,424
13,740,348		REMIC, Series 4944, Class F, 5.133% (30-DAY AVERAGE SOFR +0.564%), 1/25/2050	13,593,280
12,553,558		REMIC, Series 5342, Class FB, 5.133% (30-DAY AVERAGE SOFR +0.564%), 11/25/2049	12,326,897
18,938,314		REMIC, Series 5393, Class HF, 6.274% (30-DAY AVERAGE SOFR +0.000%), 3/25/2054	18,966,407
8,688,250		REMIC, Series 5396, Class FQ, 6.318% (30-DAY AVERAGE SOFR +0.000%), 4/25/2054	8,619,348
41,539,287		REMIC, Series 5400, Class FA, 6.068% (30-DAY AVERAGE SOFR +0.000%), 4/25/2054	40,977,643
43,727,905		REMIC, Series 5428, Class JF, 5.668% (30-DAY AVERAGE SOFR +1.100%), 7/25/2054	43,683,233
28,903,073		REMIC, Series 5457, Class GF, 5.668% (30-DAY AVERAGE SOFR +1.100%), 10/25/2054	28,669,484
		TOTAL	176,005,716
	[2]	Federal National Mortgage Association—3.9%
2,385,035		REMIC, Series 2017-30, Class FA, 5.033% (30-DAY AVERAGE SOFR +0.464%), 5/25/2047	2,344,732
6,829,879		REMIC, Series 2019-34, Class FC, 5.083% (30-DAY AVERAGE SOFR +0.514%), 7/25/2049	6,746,752
11,331,634		REMIC, Series 2019-66, Class FA, 5.879% (30-DAY AVERAGE SOFR +0.564%), 11/25/2059	11,132,930
40,907,066		REMIC, Series 2023-42, Class FA, 4.983% (30-DAY AVERAGE SOFR +0.414%), 10/25/2048	40,013,635
20,567,740		REMIC, Series 2024-13, Class FA, 5.568% (30-DAY AVERAGE SOFR +1.000%), 10/25/2053	20,596,977
42,290,571		REMIC, Series 2024-15, Class FA, 6.500% (30-DAY AVERAGE SOFR +0.000%), 4/25/2054	42,349,761
43,136,382		REMIC, Series 2024-15, Class FB, 6.121% (30-DAY AVERAGE SOFR +0.000%), 4/25/2054	42,572,965
29,993,034		REMIC, Series 2024-22, Class FA, 5.468% (30-DAY AVERAGE SOFR +0.900%), 5/25/2054	29,904,930
12,970,261		REMIC, Series 2024-25, Class FA, 5.668% (30-DAY AVERAGE SOFR +1.100%), 5/25/2054	12,935,710
31,080,611		REMIC, Series 2024-40, Class FC, 5.468% (30-DAY AVERAGE SOFR +0.900%), 5/25/2054	30,774,181
		TOTAL	239,372,573
	[2]	Government National Mortgage Association—1.8%
6,384,150		REMIC, Series 2022-175, Class FA, 5.504% (30-DAY AVERAGE SOFR +0.000%), 10/20/2052	6,296,620
27,283,662		REMIC, Series 2023-35, Class FH, 5.154% (30-DAY AVERAGE SOFR +0.550%), 2/20/2053	26,759,622
4,698,327		REMIC, Series 2023-111, Class FD, 5.604% (30-DAY AVERAGE SOFR +1.000%), 8/20/2053	4,715,058
37,915,294		REMIC, Series 2023-117, Class F, 5.554% (30-DAY AVERAGE SOFR +0.950%), 5/20/2053	37,634,356
12,804,646		REMIC, Series 2024-113, Class FJ, 5.154% (30-DAY AVERAGE SOFR +0.550%), 9/20/2053	12,662,888
18,624,437		REMIC, Series 2024-59, Class MF, 5.704% (30-DAY AVERAGE SOFR +1.100%), 4/20/2054	18,587,924
		TOTAL	106,656,468
		Non-Agency Mortgage-Backed Securities—1.1%
418,651		Countrywide Home Loans 2005-21, Class A2, 5.500%, 10/25/2035	238,351
33,023,795		GS Mortgage-Backed Securities Trust 2023-PJ1, Class A4, 3.500%, 2/25/2053	28,712,641
27,254,184		JP Morgan Mortgage Trust 2022-3, Class A2, 3.000%, 8/25/2052	22,801,957
5,884,608		JP Morgan Mortgage Trust 2022-4, Class A3, 3.000%, 10/25/2052	4,923,302
5,209,513		JP Morgan Mortgage Trust 2022-6, Class A3, 3.000%, 11/25/2052	4,358,490
Annual Financial Statements and Additional Information

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Non-Agency Mortgage-Backed Securities—continued
$ 100,196		Residential Funding Mortgage Securities I 2005-SA3, Class 3A, 5.766%, 8/25/2035	$ 93,715
1,382,694		Sequoia Mortgage Trust 2012-6, Class A2, 1.808%, 12/25/2042	1,161,306
2,484,680		Sequoia Mortgage Trust 2013-2, Class A, 1.874%, 2/25/2043	2,060,237
		TOTAL	64,349,999
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $588,520,276)	586,384,756
		ASSET-BACKED SECURITIES—2.0%
		Auto Receivables—0.3%
20,562,000		Ford Credit Auto Owner Trust/Ford Credit 2023-1, Class B, 5.290%, 8/15/2035	20,306,418
		Single Family Rental Securities—1.3%
14,523,336		Home Partners of America Trust 2022-1, Class B, 4.330%, 4/17/2039	14,144,061
16,726,000		Progress Residential Trust 2022-SFR1, Class E1, 3.930%, 2/17/2041	15,321,188
14,000,000		Progress Residential Trust 2022-SFR2, Class D, 3.945%, 4/17/2027	13,408,987
14,808,453		Progress Residential Trust 2022-SFR4, Class B, 4.788%, 5/17/2041	14,495,183
3,600,000		Progress Residential Trust 2023-SFR2, Class D, 4.500%, 10/17/2040	3,395,852
5,650,000		Progress Residential Trust 2023-SFR2, Class E1, 4.750%, 10/17/2040	5,260,362
13,400,000		Progress Residential Trust 2024-SFR1, Class D, 3.750%, 2/17/2041	12,301,149
		TOTAL	78,326,782
		Student Loans—0.4%
2,515,561		Navient Student Loan Trust 2020-FA, Class A, 1.220%, 7/15/2069	2,325,420
5,258,889		Navient Student Loan Trust 2020-GA, Class A, 1.170%, 9/16/2069	4,814,152
3,751,512		Navient Student Loan Trust 2020-HA, Class A, 1.310%, 1/15/2069	3,500,041
3,687,621	[2]	SMB Private Education Loan Trust 2018-A, Class A2B, 5.311% (CME Term SOFR 1 Month +0.914%), 2/15/2036	3,689,599
6,723,364	[2]	SMB Private Education Loan Trust 2020-BA, Class A1B, 5.611% (CME Term SOFR 1 Month +1.214%), 7/15/2053	6,746,625
		TOTAL	21,075,837
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $121,995,341)	119,709,037
	[2]	AGENCY RISK TRANSFER SECURITIES—0.2%
2,254,131		FHLMC - STACR 2023-DNA1, Series 2023-DNA, Class M1A, 6.660% (30-DAY AVERAGE SOFR +2.100%), 3/25/2043	2,286,056
10,400,000		FNMA - CAS 2023-R05, Series 2023-R05, Class 1M2, 7.660% (30-DAY AVERAGE SOFR +3.100%), 6/25/2043	10,960,657
		TOTAL AGENCY RISK TRANSFER SECURITIES (IDENTIFIED COST $12,654,130)	13,246,713
		INVESTMENT COMPANY—6.8%
411,777,353		Federated Hermes Government Obligations Fund, Premier Shares, 4.40%[3] (IDENTIFIED COST $411,777,353)	411,777,353
		TOTAL INVESTMENT IN SECURITIES—111.5% (IDENTIFIED COST $6,866,255,436)[4]	6,760,961,714
		OTHER ASSETS AND LIABILITIES - NET—(11.5)%[5]	(698,382,759)
		TOTAL NET ASSETS—100%	$6,062,578,955
Annual Financial Statements and Additional Information

At December 31, 2024, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
United States Treasury Notes 2-Year Long Futures	1,058	$217,534,720	March 2025	$130,940
United States Treasury Notes 5-Year Long Futures	266	$28,277,047	March 2025	$(118,953)
Short Futures:
United States Treasury Notes Long Bond Short Futures	489	$55,669,594	March 2025	$1,328,988
United States Treasury Notes 10-Year Ultra Short Futures	621	$69,125,062	March 2025	$852,478
United States Treasury Notes Ultra Bond Short Futures	359	$42,687,344	March 2025	$1,366,548
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$3,560,001
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended December 31, 2024, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares
Value as of 12/31/2023	$119,161,249
Purchases at Cost	$3,000,882,274
Proceeds from Sales	$(2,708,266,170)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 12/31/2024	$411,777,353
Shares Held as of 12/31/2024	411,777,353
Dividend Income	$13,203,261

1	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
2	Floating/variable note with current rate and current maturity or next reset date shown.
3	7-day net yield.
4	The cost of investments for federal tax purposes amounts to $6,857,470,802.
5
Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities. A significant portion of this balance is the result of dollar-roll transactions as of December 31, 2024.

Note: The categories of investments are shown as a percentage of total net assets at December 31, 2024.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Annual Financial Statements and Additional Information

The following is a summary of the inputs used, as of December 31, 2024, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Mortgage-Backed Securities	$—	$5,629,843,855	$—	$5,629,843,855
Collateralized Mortgage Obligations	—	586,384,756	—	586,384,756
Asset-Backed Securities	—	119,709,037	—	119,709,037
Agency Risk Transfer Securities	—	13,246,713	—	13,246,713
Investment Company	411,777,353	—	—	411,777,353
TOTAL SECURITIES	$411,777,353	$6,349,184,361	$—	$6,760,961,714
Other Financial Instruments:[1]
Assets	$3,678,954	$—	$—	$3,678,954
Liabilities	(118,953)	—	—	(118,953)
TOTAL OTHER FINANCIAL INSTRUMENTS	$3,560,001	$—	$—	$3,560,001

1	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
CAS	—Connecticut Avenue Securities
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
REMIC	—Real Estate Mortgage Investment Conduit
SOFR	—Secured Overnight Financing Rate
STACR	—Structured Agency Credit Risk
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Financial Highlights
(For a Share Outstanding Throughout Each Period)
	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$8.45	$8.38	$9.76	$10.07	$9.88
Income From Investment Operations:
Net investment income (loss)[1]	0.39	0.35	0.25	0.17	0.24
Net realized and unrealized gain (loss)	(0.28)	0.07	(1.37)	(0.26)	0.22
TOTAL FROM INVESTMENT OPERATIONS	0.11	0.42	(1.12)	(0.09)	0.46
Less Distributions:
Distributions from net investment income	(0.38)	(0.35)	(0.26)	(0.22)	(0.27)
Net Asset Value, End of Period	$8.18	$8.45	$8.38	$9.76	$10.07
Total Return[2]	1.39%	5.19%	(11.57)%	(0.89)%	4.70%
Ratios to Average Net Assets:
Net expenses[3]	0.02%	0.02%	0.02%	0.02%	0.02%
Net investment income	4.66%	4.27%	2.78%	1.72%	2.42%
Expense waiver/reimbursement	—%	—%	—%	—%	—%
Supplemental Data:
Net assets, end of period (000 omitted)	$6,062,579	$5,517,185	$3,184,276	$3,204,459	$2,143,118
Portfolio turnover[4]	113%	53%	204%	351%	257%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)[4]	26%	31%	123%	65%	72%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Statement of Assets and Liabilities
December 31, 2024

Assets:
Investment in securities, at value including $411,777,353 of investments in affiliated holdings* (identified cost $6,866,255,436, including $411,777,353 of identified cost in affiliated holdings)	$6,760,961,714
Cash	1,349,666
Due from broker (Note 2)	17,804,406
Income receivable	17,335,976
Income receivable from affiliated holdings	1,597,410
Receivable for variation margin on futures contracts	393,119
Total Assets	6,799,442,291
Liabilities:
Payable for investments purchased	716,555,344
Income distribution payable	19,991,323
Payable for Directors’/Trustees’ fees (Note 5)	193
Accrued expenses (Note 5)	316,476
Total Liabilities	736,863,336
Net assets for 741,109,630 shares outstanding	$6,062,578,955
Net Assets Consist of:
Paid-in capital	$6,660,241,241
Total distributable earnings (loss)	(597,662,286)
Total Net Assets	$6,062,578,955
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$6,062,578,955 ÷ 741,109,630 shares outstanding, no par value, unlimited shares authorized	$8.18

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Statement of Operations
Year Ended December 31, 2024

Investment Income:
Interest	$262,649,904
Dividends received from affiliated holdings*	13,203,261
TOTAL INCOME	275,853,165
Expenses:
Administrative fee (Note 5)	8,507
Custodian fees	213,434
Transfer agent fees	360,116
Directors’/Trustees’ fees (Note 5)	24,872
Auditing fees	37,438
Legal fees	10,859
Portfolio accounting fees	260,649
Share registration costs	100
Printing and postage	20,269
Miscellaneous (Note 5)	38,997
TOTAL EXPENSES	975,241
Net investment income	274,877,924
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized loss on investments	(49,768,272)
Net realized gain on futures contracts	1,702,291
Net change in unrealized appreciation of investments	(131,605,919)
Net change in unrealized appreciation of futures contracts	(3,800,125)
Net realized and unrealized gain (loss) on investments and futures contracts	(183,472,025)
Change in net assets resulting from operations	$91,405,899

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Statement of Changes in Net Assets

Year Ended December 31	2024	2023
Increase (Decrease) in Net Assets
Operations:
Net investment income	$274,877,924	$199,901,443
Net realized gain (loss)	(48,065,981)	(88,955,272)
Net change in unrealized appreciation/depreciation	(135,406,044)	159,353,077
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	91,405,899	270,299,248
Distributions to Shareholders	(272,825,103)	(199,751,824)
Share Transactions:
Proceeds from sale of shares	1,567,456,321	2,726,863,581
Net asset value of shares issued to shareholders in payment of distributions declared	68,503,553	35,191,234
Cost of shares redeemed	(909,147,105)	(499,692,942)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	726,812,769	2,262,361,873
Change in net assets	545,393,565	2,332,909,297
Net Assets:
Beginning of period	5,517,185,390	3,184,276,093
End of period	$6,062,578,955	$5,517,185,390
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Notes to Financial Statements
December 31, 2024
1. ORGANIZATION
Federated Hermes Core Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of four portfolios. The financial statements included herein are only those of Mortgage Core Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to provide total return. The Fund is an investment vehicle used by other Federated Hermes funds that invest some of their assets in mortgage-backed securities. Currently, shares of the Fund are being offered for investment only to investment companies, insurance company separate accounts, common or commingled trust funds or similar organizations or parties that are “accredited investors” within the meaning of Regulation D of the Securities Act of 1933, as amended (the “1933 Act”).
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between
Annual Financial Statements and Additional Information

the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. In addition, distributions of capital gains, if any, are declared and paid at least annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended December 31, 2024, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of December 31, 2024, tax years 2021 through 2024 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
The Fund may transact in To Be Announced Securities (TBAs). As with other delayed-delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBAs on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked to market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.
Dollar-Roll Transactions
The Fund engages in dollar-roll transactions in which the Fund sells mortgage-backed securities with a commitment to buy similar (same type, coupon and maturity), but not identical mortgage-backed securities on a future date. Both securities involved are TBA mortgage-backed securities. The Fund treats dollar-roll transactions as purchases and sales. Dollar-rolls are subject to interest rate risks and credit risks.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration and sector/asset class risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees the futures contracts against default.
Annual Financial Statements and Additional Information

Futures contracts outstanding at period end are listed after the Fund’s Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $367,542,337 and $101,209,826, respectively. This is based on amounts held as of each month-end throughout the fiscal period.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the 1933 Act; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Assets
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Receivable for variation margin on futures contracts	$3,560,001*

*
Includes cumulative net appreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended December 31, 2024
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$1,702,291

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$(3,800,125)
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Year Ended 12/31/2024	Year Ended 12/31/2023
Shares sold	188,979,745	328,676,656
Shares issued to shareholders in payment of distributions declared	8,281,587	4,270,767
Shares redeemed	(108,969,292)	(59,994,883)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	88,292,040	272,952,540
Annual Financial Statements and Additional Information

4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended December 31, 2024 and 2023, was as follows:
	2024	2023
Ordinary income	$272,825,103	$199,751,824
As of December 31, 2024, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$459,611
Net unrealized depreciation	$(96,509,088)
Capital loss carryforwards	$(501,612,809)
TOTAL	$(597,662,286)
At December 31, 2024, the cost of investments for federal tax purposes was $6,857,470,802. The net unrealized depreciation of investments for federal tax purposes was $96,509,088. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $25,186,240 and unrealized depreciation from investments for those securities having an excess of cost over value of $121,695,328. The amounts presented are inclusive of derivative contracts. The difference between book-basis and tax-basis net unrealized depreciation is attributable to differing treatments for dollar-roll transactions and mark-to-market on futures contracts.
As of December 31, 2024, the Fund had a capital loss carryforward of $501,612,809 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$291,226,978	$210,385,831	$501,612,809
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The Adviser, subject to the direction of the Trustees, provides investment adviser services at no fee, because all investors in the Fund are other Federated Hermes Funds, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of Regulation D of the 1933 Act. The Fund pays operating expenses associated with the operation and maintenance of the Fund (excluding fees and expenses that may be charged by the Adviser and its affiliates). Although not contractually obligated to do so, the Adviser intends to voluntarily reimburse operating expenses (excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) such that the Fund will only bear such expenses in an amount of up to 0.15% of the Fund’s average daily net assets. The Adviser can modify or terminate this voluntary reimbursement at any time at its sole discretion.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. FAS does not charge the Fund a fee but is entitled to reimbursement for certain out-of-pocket expenses.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Affiliated Shares of Beneficial Interest
As of December 31, 2024, a majority of the shares of beneficial interest outstanding are owned by other affiliated investment companies.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended December 31, 2024, were as follows:
Purchases	$11,942,432
Sales	$230,508,557
Annual Financial Statements and Additional Information

7. CREDIT RISK
The Fund may place its cash on deposit with financial institutions in the United States, which are insured by the Federal Deposit Insurance Company (“FDIC”) up to $250,000. The Fund’s credit risk in the event of failure of these financial institutions is represented by the difference between the FDIC limit and the total amounts on deposit. The Fund from time to time may have amounts on deposit in excess of the insured limits.
8. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 18, 2024. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of December 31, 2024, the Fund had no outstanding loans. During the year ended December 31, 2024, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of December 31, 2024, there were no outstanding loans. During the year ended December 31, 2024, the program was not utilized.
10. OPERATING SEGMENTS
In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. A management committee of the Adviser acts as the CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the strategic asset allocation is determined based on the investment objective of the Fund and executed by the Fund’s portfolio management team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which is reviewed by the CODM to assess the Fund’s performance in comparison to the Fund’s benchmarks and to make resource allocation decisions for the Fund’s single segment is consistent with the information presented in these financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
11. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
12. FEDERAL TAX INFORMATION (UNAUDITED)
100% of total ordinary income distributions qualified as business interest income for purposes of 163(j) and the regulations thereunder.
Annual Financial Statements and Additional Information

Report of Independent Registered Public Accounting Firm
TO THE SHAREHOLDERS AND THE BOARD OF TRUSTEES OF mortgage core Fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Mortgage Core Fund (the “Fund”) (one of the portfolios constituting Federated Hermes Core Trust (the “Trust”)), including the portfolio of investments, as of December 31, 2024, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the portfolios constituting Federated Hermes Core Trust) at December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and in accordance with the relevant ethical requirements relating to our audits.
We conducted our audits in accordance with the auditing standards of the PCAOB and in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian, brokers, and others; when replies were not received from brokers or others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Federated Hermes investment companies since 1979.
Boston, Massachusetts
February 24, 2025
Annual Financial Statements and Additional Information

Shareholder Meeting Results (unaudited)
At a Special Meeting held on October 25, 2024, shareholders of the Federated Hermes Core Trust (the “Trust”) elected Trustees of the Trust. Shareholders of the Trust elected new individuals to serve as Trustees effective January 1, 2025, who will serve on the Board with current Trustees Messrs. J. Christopher Donahue, John B. Fisher, John G. Carson, G. Thomas Hough, Thomas M. O’Neill, John S. Walsh and Ms. Madelyn A. Reilly. Under the Trust’s Director Service Policy, Trustees Judge Maureen Lally-Green and Mr. P. Jerome Richey retired from the Board on December 31, 2024. The number of votes cast for, against or withheld, as well as the number of abstentions and broker non-votes with respect to the election of each nominee for office, is included below.
Trustee:	Voted For	Withheld Authority	Abstained	Broker Non-Voting
J. Christopher Donahue	1,013,322,432.510	0.000	0	N/A
John B. Fisher	1,013,322,432.510	0.000	0	N/A
John G. Carson	1,013,322,432.510	0.000	0	N/A
G. Thomas Hough	966,480,352.584	46,842,079.926	0	N/A
Karen L. Larrimer	1,013,322,432.510	0.000	0	N/A
Max F. Miller	1,013,322,432.510	0.000	0	N/A
Frank J. Nasta	1,013,322,432.510	0.000	0	N/A
Thomas M. O’Neill	966,480,352.584	46,842,079.926	0	N/A
Madelyn A. Reilly	1,013,322,432.510	0.000	0	N/A
John S. Walsh	966,480,352.584	46,842,079.926	0	N/A
Annual Financial Statements and Additional Information

Evaluation and Approval of Advisory Contract–May 2024
Mortgage Core Fund (the “Fund”)
At its meetings in May 2024 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
The Board considered that the Fund is distinctive in that it is designed for the efficient management of a particular asset class and is made available for investment only to other funds (each, a “Federated Hermes Fund” and, collectively the “Federated Hermes Funds”) advised by the Adviser or its affiliates (collectively, “Federated Hermes”) and a limited number of other accredited investors.
In addition, the Board considered that the Adviser does not charge an investment advisory fee for its services, although Federated Hermes may receive compensation for managing assets invested in the Fund.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s management fee (the “CCO Fee Evaluation Report”). The Board considered the CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by Federated Hermes in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) copies of the Contracts; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s investment objectives and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to its benchmark index; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors they deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s
Annual Financial Statements and Additional Information

investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other Federated Hermes Funds.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the full range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Adviser, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s benchmark index, which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the benefits of the previous significant acquisition of Hermes Fund Managers Limited by Federated Hermes, which has deepened Federated Hermes’ investment management expertise and capabilities and expanded its access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters where appropriate. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard.
In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
Annual Financial Statements and Additional Information

The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings.
For the one-year, three-year and five-year periods ended December 31, 2023, the Fund outperformed its benchmark index.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered that the Adviser does not charge an investment advisory fee to this Fund for its services. Because the Adviser does not charge the Fund an investment advisory fee, the Board noted that it did not consider fee comparisons to other registered funds or other types of clients of Federated Hermes to be relevant to its evaluation. The Board also considered the overall expense structure of the Fund, with due regard for contractual or voluntary expense limitations.
In the case of the Fund, the Board noted that Federated Hermes does not manage any other types of clients that are comparable to the Fund.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. The Board considered that the Adviser does not charge an investment advisory fee to the Fund and noted, therefore, that the Adviser does not profit from providing advisory services to the Fund under the Contract.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
Because of the distinctive nature of the Fund as primarily an internal product with an advisory fee of zero, the Board noted that it did not consider the assessment of whether economies of scale would be realized if the Fund were to grow to a sufficient size to be particularly relevant to its evaluation.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds.
The Board noted that an affiliate of the Adviser is entitled to reimbursement for certain out-of-pocket expense incurred in providing administrative services to the Fund.
In connection with the Board’s governance of other Federated Hermes Funds, the Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Annual Financial Statements and Additional Information

Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items, and management has committed to reviewing certain items, for future reporting to the Board as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Annual Financial Statements and Additional Information

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Private Offering Memorandum, which contains facts concerning its objective and policies, management fees, expenses and other information.

Mortgage Core Fund

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Placement Agent
CUSIP 31409N200
30129 (2/25)
© 2025 Federated Hermes, Inc.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies

High Yield Bond Core Fund: Not Applicable.

Mortgage Core Fund: Not Applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

High Yield Bond Core Fund: The Fund’s report on its most recent meeting of shareholders is filed under Item 7 of this form.

Mortgage Core Fund: The Fund’s report on its most recent meeting of shareholders is filed under Item 7 of this form.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

High Yield Bond Core Fund: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Mortgage Core Fund: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

High Yield Bond Core Fund: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Mortgage Core Fund: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

No Changes to Report

Item 16.	Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable

Item 18.	Recovery of Erroneously Awarded Compensation

(a)       Not Applicable

(b)       Not Applicable

Item 19.	Exhibits

(a)(1) Not Applicable.

(a)(2) Not Applicable.

(a)(3) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(4) Not Applicable.

(a)(5) Not Applicable.

(b)       Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  Federated Hermes Core Trust

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  February 24, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John B. Fisher
John B. Fisher, President - Principal Executive Officer

Date:  February 24, 2025

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  February 24, 2025